1933 Act No. 333-42195
                                                       1940 Act No. 811-08553


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 4                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 5                                                        [X]


                          EVERGREEN INTERNATIONAL TRUST
                 (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN INTERNATIONAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 4 to Registrant's Registration Statement No. 333-42195/811-08553 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

            Prospectuses for Evergreen Emerging Markets Growth Fund,
      Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund,
       Evergreen International Equity Fund, Evergreen Latin America Fund,
      Evergreen Natural Resources Fund, Evergreen Precious Metals Fund and
            Evergreen International Growth Fund is contained herein.


                                     PART B
                                     ------

 Statement of Additional Information for Evergreen Emerging Markets Growth Fund,
      Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund,
       Evergreen International Equity Fund, Evergreen Latin America Fund,
      Evergreen Natural Resources Fund, Evergreen Precious Metals Fund and
            Evergreen International Growth Fund is contained herein.



                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN INTERNATIONAL TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.                                     Location in Prospectus(es)
Part A

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Performance Data

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Cover Page; Description of the Funds; Investment Objectives and Policies;
                                                  Investment Practices and Restrictions; Special Risk Considerations; General
                                                  Information

Item 5.   Management of the Fund                  Organization and Service Providers; Expense Information

Item 6.   Capital Stock and Other Securities      Description of the Funds; Dividends, Distributions and Taxes; Shareholder
                                                  Services; General Information

Item 7.   Purchase of Securities Being Offered    Distribution Plans and Agreements; Purchase and Redemption of Shares; How to Buy
                                                  Shares; Shareholders Services

Item 8.   Redemption or Repurchase                Purchase and Redemption of Shares; How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information

Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      Fund Investments; Fundamental Policies; Investment Guidelines; Investment
                                                  Restrictions; Appendix

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Additional Information; Distributor; Distribution Plans and Agreements; Expenses;
                                                  Investment Adviser; Investment Advisory Agreements;  Additional Service Providers;
                                                  Principal Underwriter; Contingent Deferred Sales Charges; Service Providers

Item 17.  Brokerage Allocation                    Brokerage; Brokerage Commissions Paid

Item 18.  Capital Stock and Other Securities      Articles of Incorporation

Item 19.  Purchase, Redemption and Pricing of     How the Funds Offer Shares to the Public; Valuation of Portfolio Securities;
          Shares                                  Calculation of Net Asset Value Per Share; Additional Information

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Standardized Total Return and Yield Quotations

Item 23.  Financial Statements                    Financial Information

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          EVERGREEN INTERNATIONAL TRUST

                                     PART A

                                  PROSPECTUSES

----------------------------------------------------------------------------
  PROSPECTUS                                                      March 1, 1998
----------------------------------------------------------------------------
[GRAPHIC OMITTED]



EVERGREENSM INTERNATIONAL AND GLOBAL GROWTH FUNDS

----------------------------------------------------------------------------
Evergreen Emerging Markets Growth Fund
Evergreen International Equity Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Precious Metals Fund
Evergreen Latin America Fund
Evergreen Natural Resources Fund


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



     The Evergreen International and Global Growth Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide capital growth and diversification.


     This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is a series of an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


     A Statement of Additional Information for the Funds dated March 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.


The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or otherwise protected by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involve risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                   Keep This Prospectus For Future Reference




EVERGREENSM is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS
                               -----------------




 EXPENSE INFORMATION                                 3
 FINANCIAL HIGHLIGHTS                                6
 DESCRIPTION OF THE FUNDS                           19
          Investment Objectives and Policies        19
          Investment Practices and Restrictions     23
          Special Risk Considerations               26
 ORGANIZATION AND SERVICE PROVIDERS                 28
          Organization                              28
          Service Providers                         29
          Sub-Advisers                              31
          Distribution Plans and Agreements         32


 PURCHASE AND REDEMPTION OF SHARES                  34
          How to Buy Shares                         34
          How to Redeem Shares                      37
          Exchange Privilege                        38
          Shareholder Services                      39
          Banking Laws                              40
 OTHER INFORMATION                                  40
          Dividends, Distributions and Taxes        40
          General Information                       41


--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
     The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".



SHAREHOLDER TRANSACTION EXPENSES                     Class A Shares     Class B Shares     Class C Shares
Maximum Sales Charge Imposed on Purchases
(as a % of offering price)                          4.75%              None               None
Contingent Deferred Sales Charge
(as a % of original purchase price or redemption
proceeds, whichever is lower)                           None(1)          5.00%(2)           1.00%(2)

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows each Fund's actual annual operating expenses for the fiscal period ending October 31, 1997. The example shows what you would pay if you invested $1,000 over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers".

Evergreen Emerging Markets Growth Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                 Annual Operating                              Assuming Redemption at        Assuming no
                                     Expenses*                                      End of Period             Redemption
                           -----------------------------                    ----------------------------- ------------------
                            Class A   Class B   Class C                        Class A   Class B   Class C   Class B   Class C
                           --------- --------- ---------                      --------- --------- --------- --------- --------
Management Fees            1.00%        1.00%     1.00%    After 1 Year          $ 64      $ 75      $ 35      $ 25     $ 25
12b-1 Fees (3)              .25%         .75%      .75%    After 3 Years         $100      $108      $ 78      $ 78     $ 78
Shareholder Service Fees    -- %         .25%      .25%    After 5 Years         $138      $153      $133      $133     $133
Other Expenses              .50%         .50%      .50%    After 10 Years        $244      $257      $284      $257     $284
                           ----         ----      ----
Total*                     1.75%        2.50%     2.50%
                           ====         ====      ====

Evergreen International Equity Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                 Annual Operating                              Assuming Redemption at        Assuming no
                                     Expenses*                                      End of Period             Redemption
                           -----------------------------                    ----------------------------- ------------------
                            Class A   Class B   Class C                        Class A   Class B   Class C   Class B   Class C
                           --------- --------- ---------                      --------- --------- --------- --------- --------
Management Fees                .66%      .66%      .66%    After 1 Year          $ 60      $ 70      $ 30      $ 20     $ 20
12b-1 Fees (3)                 .25%      .75%      .75%    After 3 Years         $ 85      $ 93      $ 63      $ 63     $ 63
Shareholder Service Fees        --%      .25%      .25%    After 5 Years         $113      $128      $108      $108     $108
Other Expenses                 .34%      .34%      .34%    After 10 Years        $191      $204      $233      $204     $233
                              ----      ----      ----
Total*                        1.25%     2.00%     2.00%
                              ====      ====      ====

Evergreen Global Leaders Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                 Annual Operating                              Assuming Redemption at        Assuming no
                                     Expenses*                                      End of Period             Redemption
                           -----------------------------                    ----------------------------- ------------------
                            Class A   Class B   Class C                        Class A   Class B   Class C   Class B   Class C
                           --------- --------- ---------                      --------- --------- --------- --------- --------
Management Fees             .88%         .88%      .88%    After 1 Year          $ 66      $ 77      $ 37      $ 27     $ 27
12b-1 Fees (3)              .25%         .75%      .75%    After 3 Years         $105      $113      $ 82      $ 83     $ 82
Shareholder Service Fees     --          .25%      .25%    After 5 Years         $146      $161      $141      $141     $141
Other Expenses              .78%         .78%      .77%    After 10 Years        $260      $273      $298      $273     $298
                           ----         ----      ----     ----------------      ----      ----      ----      ----     ----
Total*                     1.91%        2.66%     2.65%
                           ====         ====      ====

Evergreen Global Opportunities Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                 Annual Operating                              Assuming Redemption at        Assuming no
                                     Expenses                                       End of Period             Redemption
                           -----------------------------                    ----------------------------- ------------------
                            Class A   Class B   Class C                        Class A   Class B   Class C   Class B   Class C
                           --------- --------- ---------                      --------- --------- --------- --------- --------
Management Fees.               .97%      .97%      .97%    After 1 Year          $ 66      $ 77      $ 37      $ 27     $ 27
12b-1 Fees (3)                 .25%      .75%      .75%    After 3 Years         $103      $111      $ 81      $ 81     $ 81
Shareholder Service Fees        --       .25%      .25%    After 5 Years         $144      $159      $139      $139     $139
Other Expenses                 .65%      .65%      .65%    After 10 Years        $256      $269      $295      $269     $295
                              ----      ----      ----
Total                         1.87%     2.62%     2.62%
                              ====      ====      ====

Evergreen International Growth Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                   Annual Operating                              Assuming Redemption at        Assuming no
                                       Expenses                                       End of Period             Redemption
                           ---------------------------------                  ----------------------------- ------------------
                            Class A**   Class B   Class C**                    Class A   Class B   Class C   Class B   Class C
                           ----------- --------- -----------                  --------- --------- --------- --------- --------
Management Fees                 .75%       .75%       .75%   After 1 Year        $ 63      $ 74      $ 34      $ 24     $ 24
12b-1 Fees (3)                  .25%       .75%       .75%   After 3 Years       $ 97      $105      $ 75      $ 75     $ 75
Shareholder Service Fees         --        .25%       .25%   After 5 Years       $132      $148      $128      $128     $128
Other Expenses                  .64%       .64%       .64%   After 10 Years      $233      $245      $273      $245     $273
                               ----       ----       ----
Total                          1.64%      2.39%      2.39%
                               ====       ====       ====

Evergreen Precious Metals Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                   Annual Operating                              Assuming Redemption at        Assuming no
                                       Expenses                                       End of Period             Redemption
                           ---------------------------------                  ----------------------------- ------------------
                            Class A**   Class B   Class C**                    Class A   Class B   Class C   Class B   Class C
                           ----------- --------- -----------                  --------- --------- --------- --------- --------
Management Fees                 .71%       .71%       .71%   After 1 Year        $ 64      $ 75      $ 35      $ 25     $ 25
12b-1 Fees (3)                  .25%       .75%       .75%   After 3 Years       $ 99      $107      $ 77      $ 77     $ 77
Shareholder Service Fees         --        .25%       .25%   After 5 Years       $135      $152      $132      $132     $132
Other Expenses                  .77%       .77%       .77%   After 10 Years      $242      $254      $282      $254     $282
                               ----       ----       ----
Total                          1.73%      2.48%      2.48%
                               ====       ====       ====

Evergreen Latin America Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                 Annual Operating                              Assuming Redemption at        Assuming no
                                     Expenses                                       End of Period             Redemption
                           -----------------------------                    ----------------------------- ------------------
                            Class A   Class B   Class C                        Class A   Class B   Class C   Class B   Class C
                           --------- --------- ---------                      --------- --------- --------- --------- --------
Management Fees                .75%      .75%      .75%    After 1 Year          $ 64      $ 75      $ 35      $ 25     $ 25
12b-1 Fees (3)                 .23%      .75%      .75%    After 3 Years         $ 98      $108      $ 77      $ 78     $ 77
Shareholder Service Fees        --       .25%      .25%    After 5 Years         $135      $153      $132      $133     $132
Other Expenses                 .71%      .75%      .72%    After 10 Years        $238      $254      $281      $254     $281
                              ----      ----      ----
Total                         1.69%     2.50%     2.47%
                              ====      ====      ====

Evergreen Natural Resources Fund

                                                                                                  Examples
                                                                              ------------------------------------------------
                                 Annual Operating                              Assuming Redemption at        Assuming no
                                     Expenses                                       End of Period             Redemption
                           -----------------------------                    ----------------------------- ------------------
                            Class A   Class B   Class C                        Class A   Class B   Class C   Class B   Class C
                           --------- --------- ---------                      --------- --------- --------- --------- --------
Management Fees            1.00%        1.00%     1.00%    After 1 Year          $ 67      $ 78      $ 38      $ 28     $ 28
12b-1 Fees (3)              .25%         .75%      .75%    After 3 Years         $108      $117      $ 87      $ 87     $ 87
Shareholder Service Fees     --          .25%      .25%    After 5 Years         $151      $167      $147      $147     $147
Other Expenses              .76%         .79%      .79%    After 10 Years        $270      $284      $312      $284     $312
                           ----         ----      ----
Total                      2.01%        2.79%     2.79%
                           ====         ====      ====

--------
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.

(3) Class A Shares can pay up to .75 of 1% of average net assets as a 12b-1 Fee. For the forseeable future, the Class A Shares 12b-1 Fees will be limited to .25 of 1% of average net assets. For Class B and Class C Shares, a portion of the 12b-1 Fees equivalent to .25 of 1% of average net assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to .75 of 1% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.

* The annual operating expenses and examples do not reflect certain fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses, absent fee waivers and expense reimbursements for the fiscal period ended October 31, 1997 for Class A, B and C Shares were as follows:



                                                    Class A   Class B    Class C
                                                   --------- --------- ----------
          Evergreen Emerging Markets Growth Fund      2.26%     3.00%      3.01%
          Evergreen International Equity Fund         1.36%     2.11%      2.11%
          Evergreen Global Leaders Fund               1.98%     2.74%      2.73%

**  Class A and Class C shares for Evergreen International Growth Fund and
  Evergreen Precious Metals Fund were initially offered to the public on January 9, 1998. The above annuallized operating expenses have been estimated for the fiscal year ending October 31, 1998. Such estimates are based on the actual operating results of Class B for the fiscal period ended October 31, 1997, adjusted for each Classes respective Distribution Plan expenses.


     From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the fiscal years ended October 31, 1997 for Evergreen Emerging Markets Growth Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund has been audited by Price Waterhouse LLP, each Fund's independent auditors. The information in the tables for Evergreen Emerging Markets Growth Fund and Evergreen International Equity Fund for each of the fiscal periods ended October 31, 1995 and December 31, 1994 was audited by the Funds' prior auditors. The information in the tables for Evergreen
Global Opportunities Fund, Evergreen International Growth Fund's Class B shares, Evergreen Precious Metals Fund's Class B shares, Evergreen Latin
America Fund and Evergreen Natural Resources Fund has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. Class A and C shares of Evergreen International Growth Fund and Evergreen Precious Metals Fund commenced operations on January 9, 1998 and are therefore not presented in the tables below. The tables appear in the Funds' annual report to shareholders and should be read in conjunction with each Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Funds' annual report to shareholders. The Funds' financial statements, related notes and independent auditors' report are incorporated by reference into the Funds' Statement of Additional Information.


     Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


Evergreen Emerging Markets Growth Fund

                                                                                                  Class A Shares
                                                                                     ----------------------------------------
                                                                                              Year Ended October 31,
                                                                                     ----------------------------------------
                                                                                        1997**       1996**         1995#
                                                                                     ------------ ------------ --------------
Per Share Data:
Net asset value beginning of year ..................................................   $ 8.46       $ 7.90       $    8.17
                                                                                       --------     --------     ---------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................         0        (0.01)          0.05
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................    1.53         0.62            (0.32)
                                                                                       --------     --------     ---------
  Total from investment operations .................................................    1.53         0.61            (0.27)
                                                                                       --------     --------     ---------
Less distributions from net investment income ......................................         0        (0.05)             0
                                                                                       --------     --------     ---------
Net asset value, end of year .......................................................   $ 9.99       $ 8.46       $    7.90
                                                                                       ========     ========     =========
Total Return+ ......................................................................   18.1    %     7.7    %        (3.3  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................    1.75   %     1.74   %         1.73%++
 Expenses, excluding indirectly paid expenses ......................................    1.74   %      N/A          N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................    2.26   %     3.58   %         3.97%++
 Net investment income (loss) ......................................................   (0.02   %)   (0.09   %)        0.76%++
Portfolio turnover rate ............................................................       157%         107%            65%
Average commission rate per share .................................................. $   .0019    $   .0103        N/A
Net assets end of year (thousands) ................................................. $   2,777    $   1,645      $   1,117



                                                                                      Class A Shares
                                                                                     -----------------
                                                                                         Year Ended
                                                                                        December 31,
                                                                                           1994*
                                                                                     -----------------
Per Share Data:
Net asset value beginning of year ..................................................    $    10.00
                                                                                        ----------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................             0
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................        ( 1.83)
                                                                                        ----------
  Total from investment operations .................................................        ( 1.83)
                                                                                        ----------
Less distributions from net investment income ......................................             0
                                                                                        ----------
Net asset value, end of year .......................................................    $     8.17
                                                                                        ==========
Total Return+ ......................................................................        (18.3  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................          1.78%++
 Expenses, excluding indirectly paid expenses ......................................      N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................          3.96%++
 Net investment income (loss) ......................................................        ( 0.12%)++
Portfolio turnover rate ............................................................            17%
Average commission rate per share ..................................................      N/A
Net assets end of year (thousands) .................................................    $      867

--------
* For the period from September 6, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

                    Evergreen Emerging Markets Growth Fund

                                                                                                  Class B Shares
                                                                                     ----------------------------------------
                                                                                              Year Ended October 31,
                                                                                     ----------------------------------------
                                                                                        1997**       1996**         1995#
                                                                                     ------------ ------------ --------------
Per Share Data:
Net asset value beginning of year ..................................................   $ 8.39       $ 7.85       $    8.16
                                                                                       --------     --------     ---------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................     (0.08)       (0.08)          0.01
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................    1.54         0.62            (0.32)
                                                                                       --------     --------     ---------
  Total from investment operations .................................................    1.46         0.54            (0.31)
                                                                                       --------     --------     ---------
Net asset value, end of year .......................................................   $ 9.85       $ 8.39       $    7.85
                                                                                       ========     ========     =========
Total Return+ ......................................................................   17.4    %     6.9    %        (3.8  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................    2.50   %     2.50   %         2.48%++
 Expenses, excluding indirectly paid expenses ......................................    2.49   %      N/A          N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................    3.00   %     4.34   %         4.72%++
 Net investment income (loss) ......................................................   (0.79   %)   (0.87   %)        0.03%++
Portfolio turnover rate ............................................................       157%         107%            65%
Average commission rate per share .................................................. $   .0019    $   .0103        N/A
Net assets end of year (thousands) ................................................. $   4,020    $   2,881      $   1,940



                                                                                      Class B Shares
                                                                                     -----------------
                                                                                         Year Ended
                                                                                        December 31,
                                                                                           1994*
                                                                                     -----------------
Per Share Data:
Net asset value beginning of year ..................................................    $    10.00
                                                                                        ----------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................        ( 0.02)
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................        ( 1.82)
                                                                                        ----------
  Total from investment operations .................................................        ( 1.84)
                                                                                        ----------
Net asset value, end of year .......................................................    $     8.16
                                                                                        ==========
Total Return+ ......................................................................        (18.4  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................          2.53%++
 Expenses, excluding indirectly paid expenses ......................................      N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................          4.71%++
 Net investment income (loss) ......................................................        ( 0.84%)++
Portfolio turnover rate ............................................................            17%
Average commission rate per share ..................................................      N/A
Net assets end of year (thousands) .................................................    $    1,589


                                                                                                  Class C Shares
                                                                                     ----------------------------------------
                                                                                              Year Ended October 31,
                                                                                     ----------------------------------------
                                                                                        1997**       1996**         1995#
                                                                                     ------------ ------------ --------------
Per Share Data:
Net asset value beginning of year ..................................................   $ 8.38       $ 7.84       $    8.16
                                                                                       --------     --------     ---------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................     (0.06)       (0.08)          0.02
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................    1.53         0.62            (0.34)
                                                                                       --------     --------     ---------
  Total from investment operations .................................................    1.47         0.54            (0.32)
                                                                                       --------     --------     ---------
Net asset value, end of year .......................................................   $ 9.85       $ 8.38       $    7.84
                                                                                       ========     ========     =========
Total Return+ ......................................................................   17.5    %     6.9    %        (3.9  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................    2.50   %     2.51   %         2.50%++
 Expenses, excluding indirectly paid expenses ......................................    2.49   %      N/A          N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................    3.01   %     4.31   %         4.74%++
 Net investment income (loss) ......................................................   (0.61   %)   (0.91   %)        0.72%++
Portfolio turnover rate ............................................................       157%         107%            65%
Average commission rate per share .................................................. $   .0019    $   .0103        N/A
Net assets end of year (thousands) ................................................. $   1,282    $      85      $      56



                                                                                      Class C Shares
                                                                                     -----------------
                                                                                         Year Ended
                                                                                        December 31,
                                                                                           1994*
                                                                                     -----------------
Per Share Data:
Net asset value beginning of year ..................................................    $    10.00
                                                                                        ----------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................        ( 0.02)
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................        ( 1.82)
                                                                                        ----------
  Total from investment operations .................................................        ( 1.84)
                                                                                        ----------
Net asset value, end of year .......................................................    $     8.16
                                                                                        ==========
Total Return+ ......................................................................        (18.4  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................          2.53%++
 Expenses, excluding indirectly paid expenses ......................................      N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................          4.71%++
 Net investment income (loss) ......................................................        ( 0.82%)++
Portfolio turnover rate ............................................................            17%
Average commission rate per share ..................................................      N/A
Net assets end of year (thousands) .................................................    $       89

--------
* For the period from September 6, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

Evergreen International Equity Fund



                                                                                                  Class A Shares
                                                                                     -----------------------------------------
                                                                                              Year Ended October 31,
                                                                                     -----------------------------------------
                                                                                         1997**       1996**         1995#
                                                                                     ------------- ------------ --------------
Per Share Data:
Net asset value beginning of year ..................................................   $ 10.43      $  9.58       $    9.50
                                                                                       --------     ---------     ---------
Income (loss) from investment operations:
 Net investment income .............................................................     0.07         0.17             0.09
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................     0.72         0.78                0
                                                                                       --------     ---------     ---------
  Total from investment operations .................................................     0.79         0.95             0.09
                                                                                       --------     ---------     ---------
Less distributions from net investment income ......................................     ( 0.15)      ( 0.10)         (0.01)
                                                                                       --------     ---------     ---------
Net asset value, end of year .......................................................   $ 11.07      $ 10.43       $    9.58
                                                                                       ========     =========     =========
Total Return+ ......................................................................     7.6    %     9.9    %         1.1  %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................     1.25   %     1.24   %         1.19%++
 Expenses, excluding indirectly paid expenses ......................................     1.24   %      N/A          N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................     1.36   %     1.66   %         1.84%++
 Net investment income .............................................................     0.70   %     1.65   %         1.38%++
Portfolio turnover rate ............................................................         86%         113%             4%
Average commission rate per share ..................................................  $   .0187    $   .0068        N/A
Net assets end of year (thousands) .................................................  $   9,270    $   7,234      $   3,594



                                                                                     Class A Shares
                                                                                     --------------
                                                                                       Year Ended
                                                                                      December 31,
                                                                                         1994*
                                                                                     -------------
Per Share Data:
Net asset value beginning of year ..................................................  $   10.00
                                                                                      ---------
Income (loss) from investment operations:
 Net investment income .............................................................       0.02
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................     ( 0.52)
                                                                                      ---------
  Total from investment operations .................................................     ( 0.50)
                                                                                      ---------
Less distributions from net investment income ......................................          0
                                                                                      ---------
Net asset value, end of year .......................................................  $    9.50
                                                                                      =========
Total Return+ ......................................................................     ( 5.1  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................       1.26%++
 Expenses, excluding indirectly paid expenses ......................................     N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................       2.09%++
 Net investment income .............................................................       0.91%++
Portfolio turnover rate ............................................................          1%
Average commission rate per share ..................................................     N/A
Net assets end of year (thousands) .................................................  $   2,545


                                                                                                    Class B Shares
                                                                                       -----------------------------------------
                                                                                                Year Ended October 31,
                                                                                       -----------------------------------------
                                                                                           1997**       1996**         1995#
                                                                                       ------------- ------------ --------------

 Per Share Data:
 Net asset value beginning of year ...................................................   $ 10.37      $  9.53       $    9.50
                                                                                         --------     ---------     ---------
 Income (loss) from investment operations:
  Net investment income (loss) .......................................................          0       0.11             0.06
  Net realized and unrealized gain (loss) on investments and foreign currency related
   transactions ......................................................................     0.70         0.76            (0.03)
                                                                                         --------     ---------     ---------
   Total from investment operations ..................................................     0.70         0.87             0.03
                                                                                         --------     ---------     ---------
 Less distributions from net investment income .......................................     ( 0.08)      ( 0.03)             0
                                                                                         --------     ---------     ---------
 Net asset value, end of year ........................................................   $ 10.99      $ 10.37       $    9.53
                                                                                         ========     =========     =========
 Total Return+ .......................................................................     6.8    %     9.2    %         0.5  %
 Ratios & Supplemental Data:
 Ratios to average net assets:
  Expenses ...........................................................................     2.00   %     2.00   %         1.94%++
  Expenses, excluding indirectly paid expenses .......................................     2.00   %      N/A          N/A
  Expenses, excluding fee waivers & expense reimbursements ...........................     2.11   %     2.42   %         2.59%++
  Net investment income (loss) .......................................................   ( 0.05   %)    1.05   %         0.66%++
 Portfolio turnover rate .............................................................         86%         113%             4%
 Average commission rate per share ................................................... $    .0187    $   .0068        N/A
 Net assets end of year (thousands) .................................................. $   22,164    $  14,110      $   7,278



                                                                                       Class B Shares
                                                                                       --------------
                                                                                         Year Ended
                                                                                        December 31,
                                                                                           1994*
                                                                                       -------------

 Per Share Data:
 Net asset value beginning of year ...................................................  $   10.00
                                                                                        ---------
 Income (loss) from investment operations:
  Net investment income (loss) .......................................................          0
  Net realized and unrealized gain (loss) on investments and foreign currency related
   transactions ......................................................................     ( 0.50)
                                                                                        ---------
   Total from investment operations ..................................................     ( 0.50)
                                                                                        ---------
 Less distributions from net investment income .......................................          0
                                                                                        ---------
 Net asset value, end of year ........................................................  $    9.50
                                                                                        =========
 Total Return+ .......................................................................     ( 5.2  %)
 Ratios & Supplemental Data:
 Ratios to average net assets:
  Expenses ...........................................................................       2.02%++
  Expenses, excluding indirectly paid expenses .......................................     N/A
  Expenses, excluding fee waivers & expense reimbursements ...........................       2.85%++
  Net investment income (loss) .......................................................       0.10%++
 Portfolio turnover rate .............................................................          1%
 Average commission rate per share ...................................................     N/A
 Net assets end of year (thousands) ..................................................  $   5,602

--------
* For the period from September 2, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

                      Evergreen International Equity Fund



                                                                                     Class C Shares
                                                                                     --------------
                                                                                      Year Ended
                                                                                      October 31,
                                                                                     -------------
                                                                                         1997**
                                                                                     -------------
Per Share Data:
Net asset value beginning of year ..................................................   $ 10.41
                                                                                       --------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................     ( 0.01)
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................     0.71
                                                                                       --------
  Total from investment operations .................................................     0.70
                                                                                       --------
Less distributions from net investment income ......................................     ( 0.06)
                                                                                       --------
Net asset value, end of year .......................................................   $ 11.05
                                                                                       ========
Total Return+ ......................................................................     6.8    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................     2.00   %
 Expenses, excluding indirectly paid expenses ......................................     1.99   %
 Expenses, excluding fee waivers & expense reimbursements ..........................     2.11   %
 Net investment income .............................................................   ( 0.06   %)
Portfolio turnover rate ............................................................         86%
Average commission rate per share .................................................. $    .0187
Net assets end of year (thousands) ................................................. $      429



                                                                                                    Class C Shares
                                                                                     ---------------------------------------------
                                                                                         Year Ended October 31,        Year Ended
                                                                                     -------------------------------  December 31,
                                                                                          1996**           1995#         1994*
                                                                                     ---------------- -------------- -------------
Per Share Data:
Net asset value beginning of year ..................................................    $  9.53         $    9.49     $   10.00
                                                                                        ---------       ---------     ---------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................       0.12              0.08          0.30
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................       0.76             (0.04)        (0.54)
                                                                                        ---------       ---------     ---------
  Total from investment operations .................................................       0.88              0.04         (0.51)
                                                                                        ---------       ---------     ---------
Less distributions from net investment income ......................................       ( 0.00)(a)           0             0
                                                                                        ---------       ---------     ---------
Net asset value, end of year .......................................................    $ 10.41         $    9.53     $    9.49
                                                                                        =========       =========     =========
Total Return+ ......................................................................       9.3    %          0.5  %       (5.2)%
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................       1.99   %          1.94%++      2.01%++
 Expenses, excluding indirectly paid expenses ......................................      N/A             N/A            N/A
 Expenses, excluding fee waivers & expense reimbursements ..........................       2.43   %          2.59%++      2.84%++
 Net investment income .............................................................       1.16   %          0.79%++      0.85%++
Portfolio turnover rate ............................................................          113%              4%           1%
Average commission rate per share ..................................................    $   .0068         N/A            N/A
Net assets end of year (thousands) .................................................    $     188       $     196     $     163

--------
* For the period from September 2, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
(a) Less than one cent per share.

                         Evergreen Global Leaders Fund



                                                                                                  Class A Shares
                                                                                           ----------------------------
                                                                                              Year Ended October 31,
                                                                                           ----------------------------
                                                                                                1997          1996*
                                                                                           ------------- --------------
Per Share Data:
Net asset value beginning of year ........................................................   $ 11.91       $ 11.29
                                                                                             --------      ---------
Income (loss) from investment operations: **
 Net investment income (loss) ............................................................     ( 0.01)            0
 Net realized and unrealized gain on investments and foreign currency related                  1.78          0.62
                                                                                             --------      ---------
  transactions
  Total from investment operations .......................................................     1.77          0.62
                                                                                             --------      ---------
Less distributions from net realized gain on investments .................................     ( 0.01)            0
                                                                                             --------      ---------
Net asset value, end of year .............................................................   $ 13.67       $ 11.91
                                                                                             ========      =========
Total Return+ ............................................................................    14.9    %      5.5    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ................................................................................     1.91   %      1.75   %++
 Expenses, excluding indirectly paid expenses ............................................     1.90   %      N/A
 Expenses, excluding fee waivers & expense reimbursements ................................     1.98   %      2.16   %++
 Net investment income (loss) ............................................................   (  .05   %)     0.10   %++
Portfolio turnover rate ..................................................................         29%           20%
Average commission rate per share ........................................................ $    .0418    $    .0659
Net assets end of year (thousands) ....................................................... $   38,604    $   12,975


                                                                                                   Class B Shares
                                                                                           ------------------------------
                                                                                               Year Ended October 31,
                                                                                           ------------------------------
                                                                                                1997           1996*
                                                                                           ------------- ----------------
Per Share Data:
Net asset value beginning of year ........................................................   $ 11.87        $ 11.29
                                                                                             --------       ---------
Income (loss) from investment operations: **
 Net investment loss .....................................................................     ( 0.11)        ( 0.02)
 Net realized and unrealized gain on investments and foreign currency related                  1.77           0.60
                                                                                             --------       ---------
  transactions
  Total from investment operations .......................................................     1.66           0.58
                                                                                             --------       ---------
Less distributions from net realized gain on investments .................................     ( 0.01)             0
                                                                                             --------       ---------
Net asset value, end of year .............................................................   $ 13.52        $ 11.87
                                                                                             ========       =========
Total Return+ ............................................................................    14.0    %       5.1    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ................................................................................     2.66   %       2.50   %++
 Expenses, excluding indirectly paid expenses ............................................     2.66   %       N/A
 Expenses, excluding fee waivers & expense reimbursements ................................     2.74   %       2.93   %++
 Net investment loss .....................................................................   ( 0.83   %)    ( 0.68   %)++
Portfolio turnover rate ..................................................................         29%            20%
Average commission rate per share ........................................................ $    .0418    $     .0659
Net assets end of year (thousands) ....................................................... $  134,375    $    41,948

--------
* For the period from June 3, 1996 (commencement of operations) to October 31, 1996.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

                         Evergreen Global Leaders Fund



                                                                                                   Class C Shares
                                                                                           ------------------------------
                                                                                               Year Ended October 31,
                                                                                           ------------------------------
                                                                                                1997           1996*
                                                                                           ------------- ----------------
Per Share Data:
Net asset value beginning of year ........................................................   $ 11.86        $ 11.29
                                                                                             --------       ---------
Income (loss) from investment operations: **
 Net investment income (loss) ............................................................     ( 0.11)        ( 0.02)
 Net realized and unrealized gain on investments and foreign currency related                  1.77           0.59
                                                                                             --------       ---------
  transactions
  Total from investment operations .......................................................     1.66           0.57
                                                                                             --------       ---------
Less distributions from net realized gain on investments .................................     ( 0.01)             0
                                                                                             --------       ---------
Net asset value, end of year .............................................................   $ 13.51        $ 11.86
                                                                                             ========       =========
Total Return+ ............................................................................    14.0    %       5.0    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ................................................................................     2.65   %       2.50   %++
 Expenses, excluding indirectly paid expenses ............................................     2.65   %       N/A
 Expenses, excluding fee waivers & expense reimbursements ................................     2.73   %       2.93   %++
 Net investment loss .....................................................................   ( 0.80   %)    ( 0.67   %)++
Portfolio turnover rate ..................................................................         29%            20%
Average commission rate per share ........................................................ $    .0418    $     .0659
Net assets end of year (thousands) ....................................................... $    2,386    $       554

--------
* For the period from June 3, 1996 (commencement of operations) to October 31, 1996.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

Evergreen Global Opportunities Fund



                                                               Class A Shares
                                                   --------------------------------------
                                                                            Year Ended
                                                         One-Month        September 30,
                                                        Period Ended     ----------------
                                                    October 31, 1997 (d)       1997
                                                   --------------------- ----------------
Per Share Data:
Net asset value beginning of period ..............     $  24.90             $ 24.56
                                                       --------             ---------
Income from investment operations
 Net investment income (loss) ....................         0.02                ( 0.17)(c)
 Net realized and unrealized gain (loss) on
  investments and foreign currency related
  transactions ...................................         ( 1.39)             1.76
                                                       ----------           ---------
  Total from investment operations ...............         ( 1.37)             1.59
                                                       ----------           ---------
Less distributions from:
 Net investment income ...........................              0                   0
 Net realized gain on investments ................              0              ( 1.25)
                                                       ----------           ---------
  Total distributions ............................              0              ( 1.25)
                                                       ----------           ---------
Net asset value, end of period ...................     $  23.53             $ 24.90
                                                       ==========           =========
Total Return(a) ..................................       ( 5.50   %)           6.95   %
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses ........................................         1.87   %(b)         1.67   %
 Expenses excluding indirectly paid expenses .....         1.85   %(b)         1.66   %
 Expenses excluding fee waivers & expense
  reimbursements .................................        N/A                 N/A
 Net investment income (loss) ....................       ( 1.40   %)(b)      ( 0.69   %)
Portfolio turnover rate ..........................              7%                 72%
Average commissions rate paid per share ..........    $    0.0019           $  0.0066
Net assets end of period (thousands) .............    $    98,031           $ 113,477



                                                                    Class A Shares
                                                   -------------------------------------------------
                                                               Year Ended September 30,
                                                   -------------------------------------------------
                                                        1996         1995        1994        1993
                                                   ------------- ----------- ----------- -----------
Per Share Data:
Net asset value beginning of period ..............   $ 23.43       $ 19.42     $ 18.02     $ 11.69
                                                     --------      -------     -------     -------
Income from investment operations
 Net investment income (loss) ....................     ( 0.06)      ( 0.16)     ( 0.04)     ( 0.14)
 Net realized and unrealized gain (loss) on
  investments and foreign currency related
  transactions ...................................     1.19           4.17        1.60        6.47
                                                     --------      -------     -------     -------
  Total from investment operations ...............     1.13           4.01        1.56        6.33
                                                     --------      -------     -------     -------
Less distributions from:
 Net investment income ...........................          0            0           0           0
 Net realized gain on investments ................          0            0      ( 0.16)          0
                                                     --------      -------     -------     -------
  Total distributions ............................          0            0      ( 0.16)          0
                                                     --------      -------     -------     -------
Net asset value, end of period ...................   $ 24.56       $ 23.43     $ 19.42     $ 18.02
                                                     ========      =======     =======     =======
Total Return(a) ..................................     4.82   %      20.65%       8.74%      54.15%
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses ........................................     1.62   %       1.83%       2.01%       2.84%
 Expenses excluding indirectly paid expenses .....     1.60   %       1.81%     N/A         N/A
 Expenses excluding fee waivers & expense
  reimbursements .................................     N/A          N/A         N/A         N/A
 Net investment income (loss) ....................   ( 0.53   %)    ( 0.83%)    ( 0.86%)    ( 1.72%)
Portfolio turnover rate ..........................         67%          35%         32%         64%
Average commissions rate paid per share .......... $   0.0079       N/A         N/A         N/A
Net assets end of period (thousands) ............. $  250,427      $94,679     $71,122     $29,942


                                                                                       Class A Shares
                                                                        ---------------------------------------------
                                                                                  Year Ended September 30,
                                                                        ---------------------------------------------
                                                                            1992       1991        1990       1989
                                                                        ----------- ---------- ----------- ----------
Per Share Data:
Net asset value beginning of period ...................................   $ 12.89    $  9.89    $  11.17    $  9.77
                                                                          -------    -------    --------    -------
Income from investment operations
 Net investment income (loss) .........................................    ( 0.08)     0.17         0.19      0.09
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................      0.23      3.06       ( 1.27)     1.66
                                                                          -------    -------    --------    -------
  Total from investment operations ....................................      0.15      3.23       ( 1.08)     1.75
                                                                          -------    -------    --------    -------
Less distributions from:
 Net investment income ................................................         0     ( 0.23)     ( 0.12)    ( 0.09)
 Net realized gain on investments .....................................    ( 1.35)         0      ( 0.08)    ( 0.26)
                                                                          -------    -------    --------    -------
  Total distributions .................................................    ( 1.35)    ( 0.23)     ( 0.20)    ( 0.35)
                                                                          -------    -------    --------    -------
Net asset value, end of period ........................................   $ 11.69    $ 12.89    $   9.89    $ 11.17
                                                                          =======    =======    ========    =======
Total Return(a) .......................................................      1.81%     32.71%     ( 9.65%)    16.94%
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses .............................................................      2.50%      2.03%       2.00%      2.00%
 Expenses excluding indirectly paid expenses ..........................    N/A         N/A        N/A         N/A
 Expenses excluding fee waivers & expense reimbursements ..............    N/A          3.67%       7.77%     13.06%
 Net investment income (loss) .........................................    ( 0.69%)     1.49%       1.80%      0.86%
Portfolio turnover rate ...............................................        75%       134%         51%        13%
Average commissions rate paid per share ...............................    N/A         N/A        N/A         N/A
Net assets end of period (thousands) ..................................   $10,859    $ 2,159    $  1,519    $ 1,378



                                                                          Class A Shares
                                                                        -------------------
                                                                           March 16, 1988
                                                                          (Commencement of
                                                                           Operations) to
                                                                         September 30, 1988
                                                                        -------------------
Per Share Data:
Net asset value beginning of period ...................................     $   10.00
                                                                            ---------
Income from investment operations
 Net investment income (loss) .........................................          0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................        ( 0.28)
                                                                            ---------
  Total from investment operations ....................................        ( 0.23)
                                                                            ---------
Less distributions from:
 Net investment income ................................................             0
 Net realized gain on investments .....................................             0
                                                                            ---------
  Total distributions .................................................             0
                                                                            ---------
Net asset value, end of period ........................................     $    9.77
                                                                            =========
Total Return(a) .......................................................        ( 1.20%)
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses .............................................................          1.50%(b)
 Expenses excluding indirectly paid expenses ..........................       N/A
 Expenses excluding fee waivers & expense reimbursements ..............          5.54%(b)
 Net investment income (loss) .........................................          1.42%(b)
Portfolio turnover rate ...............................................            19%
Average commissions rate paid per share ...............................       N/A
Net assets end of period (thousands) ..................................     $   1,082

--------
(a) Excluding applicable sales charges.
(b) Annualized.
(c)  Calculation based on average shares outstanding during the period.
(d) The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.

                      Evergreen Global Opportunities Fund



                                                                              Class B Shares
                                             --------------------------------------------------------------------------------
                                                                                    Year Ended September 30,
                                                   One-Month       ----------------------------------------------------------
                                                  Period Ended
                                              October 31, 1997 (d)       1997            1996          1995          1994
                                             --------------------- ---------------- ------------- ------------- -------------
Per Share Data:
Net asset value beginning of period ........     $  24.03             $ 23.92         $ 23.00        $ 19.20       $ 17.95
                                                 --------             ---------       --------       -------       -------
Income from investment operations
 Net investment loss .......................         ( 0.06)             ( 0.32)(c)     ( 0.21)       ( 0.25)       ( 0.15)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  related transactions .....................         ( 1.28)             1.68           1.13            4.05          1.56
                                                 ----------           ---------       --------       -------       -------
  Total from investment operations .........         ( 1.34)             1.36           0.92            3.80          1.41
                                                 ----------           ---------       --------       -------       -------
Less distributions from:
 Net realized gain on investments ..........              0              ( 1.25)             0             0        ( 0.16)
                                                 ----------           ---------       --------       -------       -------
  Total distributions ......................              0              ( 1.25)             0             0        ( 0.16)
                                                 ----------           ---------       --------       -------       -------
Net asset value, end of period .............     $  22.69             $ 24.03         $ 23.92        $ 23.00       $ 19.20
                                                 ==========           =========       ========       =======       =======
Total Return(a) ............................       ( 5.58   %)           6.14   %       4.00   %       19.79%         7.93%
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses ..................................         2.62   %(b)         2.46   %       2.40   %        2.58%         2.83%
 Expenses excluding indirectly paid
  expenses .................................         2.61   %(b)         2.44   %       2.38   %        2.56%       N/A
 Net investment loss .......................       ( 2.15   %)(b)      ( 1.45   %)    ( 1.37   %)     ( 1.59%)      ( 1.61%)
Portfolio turnover rate ....................              7%                 72%            67%           35%           32%
Average commissions rate paid per
 share .....................................    $    0.0019           $  0.0066     $   0.0079        N/A           N/A
Net assets end of period (thousands) .......    $   216,471           $ 238,936     $  385,839       $238,320      $131,695



                                                Class B Shares
                                             --------------------
                                               February 1, 1993
                                               (date of Initial
                                              Public Offering) to
                                              September 30, 1993
                                             --------------------
Per Share Data:
Net asset value beginning of period ........     $    14.04
                                                 ----------
Income from investment operations
 Net investment loss .......................         ( 0.04)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  related transactions .....................           3.95
                                                 ----------
  Total from investment operations .........           3.91
                                                 ----------
Less distributions from:
 Net realized gain on investments ..........              0
                                                 ----------
  Total distributions ......................              0
                                                 ----------
Net asset value, end of period .............     $    17.95
                                                 ==========
Total Return(a) ............................          27.85%
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses ..................................           3.35%(b)
 Expenses excluding indirectly paid
  expenses .................................       N/A
 Net investment loss .......................         ( 1.86%)(b)
Portfolio turnover rate ....................             64%
Average commissions rate paid per
 share .....................................       N/A
Net assets end of period (thousands) .......     $   15,534


                                                                               Class C Shares
                                                ----------------------------------------------------------------------------
                                                                                     Year Ended September 30,
                                                      One-Month       ------------------------------------------------------
                                                     Period Ended
                                                 October 31, 1997 (d)       1997            1996         1995        1994
                                                --------------------- ---------------- ------------- ----------- -----------
Per Share Data:
Net asset value beginning of period ...........     $  24.07             $ 23.97         $ 23.04       $ 19.26     $ 17.99
                                                    --------             ---------       --------      -------     -------
Income from investment operations
 Net investment loss ..........................         ( 0.07)             ( 0.33)(c)     ( 0.24)      ( 0.27)     ( 0.15)
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  related transactions ........................         ( 1.27)             1.68           1.17           4.05        1.58
                                                    ----------           ---------       --------      -------     -------
  Total from investment operations ............         ( 1.34)             1.35           0.93           3.78        1.43
                                                    ----------           ---------       --------      -------     -------
Less distributions from:
 Net realized gain on investments .............              0              ( 1.25)             0            0      ( 0.16)
                                                    ----------           ---------       --------      -------     -------
  Total distributions .........................              0              ( 1.25)             0            0      ( 0.16)
                                                    ----------           ---------       --------      -------     -------
Net asset value, end of period ................     $  22.73             $ 24.07         $ 23.97       $ 23.04     $ 19.26
                                                    ==========           =========       ========      =======     =======
Total Return(a) ...............................       ( 5.57   %)           6.08   %       4.04   %      19.63%       8.02%
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses .....................................         2.62   %(b)         2.45   %       2.40   %       2.58%       2.85%
 Expenses excluding indirectly paid
  expenses ....................................         2.61   %(b)         2.43   %       2.38   %       2.56%     N/A
 Net investment loss ..........................       ( 2.15   %)(b)      ( 1.48   %)    ( 1.38   %)    ( 1.59%)    ( 1.62%)
Portfolio turnover rate .......................              7%                 72%            67%          35%         32%
Average commissions rate paid per share .......    $    0.0019           $  0.0066     $   0.0079       N/A         N/A
Net assets end of period (thousands) ..........    $    43,869           $  49,524     $  124,549      $86,339     $50,535



                                                   Class C Shares
                                                --------------------
                                                  February 1, 1993
                                                  (date of Initial
                                                 Public Offering) to
                                                 September 30, 1993
                                                --------------------
Per Share Data:
Net asset value beginning of period ...........     $    14.04
                                                    ----------
Income from investment operations
 Net investment loss ..........................         ( 0.04)
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  related transactions ........................           3.99
                                                    ----------
  Total from investment operations ............           3.95
                                                    ----------
Less distributions from:
 Net realized gain on investments .............              0
                                                    ----------
  Total distributions .........................              0
                                                    ----------
Net asset value, end of period ................     $    17.99
                                                    ==========
Total Return(a) ...............................          28.13%
Ratios/Supplemental Data:
Ratios to average net assets:
 Expenses .....................................           3.04%(b)
 Expenses excluding indirectly paid
  expenses ....................................       N/A
 Net investment loss ..........................         ( 1.55%)(b)
Portfolio turnover rate .......................             64%
Average commissions rate paid per share .......       N/A
Net assets end of period (thousands) ..........     $    6,217

--------
(a) Excluding applicable sales charges.
(b) Annualized.
(c)  Calculation based on average shares outstanding during the period.
(d) The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.

Evergreen International Growth Fund
(formerly Keystone International Fund Inc.)



                                                                                             Class B Shares
                                                                                 --------------------------------------
                                                                                         Year Ended October 31,
                                                                                 --------------------------------------
                                                                                     1997         1996         1995
                                                                                 ------------ ------------ ------------
Per Share Data:
Net asset value beginning of year ..............................................   $ 7.69       $ 7.11       $  7.77
                                                                                   --------     --------     -------
Income from investment operations
 Net investment income (loss) ..................................................     (0.05)       (0.02)        0.07
 Net realized and unrealized gain (loss) on investments, futures and foreign
  currency related transactions ................................................    1.27         0.75           0.05
                                                                                   --------     --------     -------
  Total from investment operations .............................................    1.22         0.73           0.12
                                                                                   --------     --------     -------
Less distributions from:
 Net investment income .........................................................         0        (0.09)        (0.04)
 In excess of net investment income ............................................     (0.10)       (0.01)            0
 Net realized gains on investments, futures and foreign currency related
  transactions .................................................................     (0.16)       (0.05)        (0.74)
                                                                                   --------     --------     --------
  Total distributions ..........................................................     (0.26)       (0.15)        (0.78)
                                                                                   --------     --------     --------
Net asset value, end of year ...................................................   $ 8.65       $ 7.69       $  7.11
                                                                                   ========     ========     ========
Total Return(a) ................................................................   15.69   %    10.47   %        2.19%
Ratios & Supplemental Data:
Ratios to average net assets:
 Total expenses ................................................................    2.39   %     2.43   %        2.57%
 Total expenses excluding indirectly paid expenses .............................    2.38   %     2.42   %        2.58%
 Net investment income (loss) ..................................................   (0.49   %)   (0.21   %)       0.88%
Portfolio turnover rate ........................................................       101%          52%           76%
Average commission rate paid per share ......................................... $  0.0010    $  0.0011        N/A
Net assets end of year (thousands) ............................................. $ 151,806    $ 147,911      $128,674



                                                                                    Class B Shares
                                                                                 ---------------------
                                                                                       One Month
                                                                                         Ended
                                                                                  October 31, 1994 (c)
                                                                                 ---------------------
Per Share Data:
Net asset value beginning of year ..............................................     $     7.67
                                                                                     ----------
Income from investment operations
 Net investment income (loss) ..................................................              0
 Net realized and unrealized gain (loss) on investments, futures and foreign
  currency related transactions ................................................           0.10
                                                                                     ----------
  Total from investment operations .............................................           0.10
                                                                                     ----------
Less distributions from:
 Net investment income .........................................................              0
 In excess of net investment income ............................................              0
 Net realized gains on investments, futures and foreign currency related
  transactions .................................................................              0
                                                                                     ----------
  Total distributions ..........................................................              0
                                                                                     ----------
Net asset value, end of year ...................................................     $     7.77
                                                                                     ==========
Total Return(a) ................................................................           1.30%
Ratios & Supplemental Data:
Ratios to average net assets:
 Total expenses ................................................................           2.52%(b)
 Total expenses excluding indirectly paid expenses .............................        N/A
 Net investment income (loss) ..................................................          (0.20%)(b)
Portfolio turnover rate ........................................................              2%
Average commission rate paid per share .........................................        N/A
Net assets end of year (thousands) .............................................     $  157,929


                                                                     Class B Shares
                                                         --------------------------------------
                                                                Year Ended September 30,
                                                         --------------------------------------
                                                           1994 (c)     1993 (c)     1992 (c)
                                                         ------------ ------------ ------------
Per Share Data:
Net asset value beginning of year ......................   $  7.08      $  6.01      $  5.91
                                                           -------      -------      -------
Income from investment operations
 Net investment income (loss) ..........................          0       (0.03)       (0.01)
 Net realized and unrealized gain (loss) on
  investments, futures and foreign currency related
  transactions .........................................      0.62         1.14         0.34
                                                           --------     -------      -------
  Total from investment operations .....................      0.62         1.11         0.33
                                                           --------     -------      -------
Less distributions from:
 Net investment income .................................      (0.02)          0            0
 In excess of net investment income ....................      (0.01)      (0.04)       (0.23)
 Net realized gains on investments, futures and
  foreign currency related transactions ................          0           0            0
                                                           --------     -------      -------
  Total distributions ..................................      (0.03)      (0.04)       (0.23)
                                                           --------     -------      -------
Net asset value, end of year ...........................   $  7.67      $  7.08      $  6.01
                                                           ========     =======      =======
Total Return(a) ........................................       8.75%      18.59%        5.78%
Ratios & Supplemental Data:
Ratios to average net assets:
 Total expenses ........................................       2.54%       2.94%        3.41%
 Total expenses excluding indirectly paid expenses .....     N/A          N/A          N/A
 Net investment income (loss) ..........................       0.01%      (0.46%)      (0.09%)
Portfolio turnover rate ................................        121%         68%          74%
Average commission rate paid per share .................     N/A          N/A          N/A
Net assets end of year (thousands) .....................   $154,529     $111,752     $64,135



                                                                            Class B Shares
                                                         -----------------------------------------------------
                                                                       Year Ended September 30,
                                                         -----------------------------------------------------
                                                             1991          1990         1989          1988
                                                         ------------ ------------- ------------ -------------
Per Share Data:
Net asset value beginning of year ......................   $  5.35      $    7.51     $  6.66      $   9.53
                                                           -------      ---------     -------      --------
Income from investment operations
 Net investment income (loss) ..........................     (0.01)        ( 0.07)      (0.14)         0.03
 Net realized and unrealized gain (loss) on
  investments, futures and foreign currency related
  transactions .........................................      0.83         ( 1.74)       1.06        ( 1.60)
                                                           -------      ---------     -------      --------
  Total from investment operations .....................      0.82         ( 1.81)       0.92        ( 1.57)
                                                           -------      ---------     -------      --------
Less distributions from:
 Net investment income .................................         0              0       (0.07)       ( 0.08)
 In excess of net investment income ....................     (0.03)             0           0             0
 Net realized gains on investments, futures and
  foreign currency related transactions ................     (0.23)        ( 0.35)          0        ( 1.22)
                                                           -------      ---------     -------      --------
  Total distributions ..................................     (0.26)        ( 0.35)      (0.07)       ( 1.30)
                                                           -------      ---------     -------      --------
Net asset value, end of year ...........................   $  5.91      $    5.35     $  7.51      $   6.66
                                                           =======      =========     =======      ========
Total Return(a) ........................................     15.59%        (25.12%)     13.55%       (15.55%)
Ratios & Supplemental Data:
Ratios to average net assets:
 Total expenses ........................................      3.14%          2.92%       2.65%         2.04%
 Total expenses excluding indirectly paid expenses .....     N/A          N/A           N/A          N/A
 Net investment income (loss) ..........................     (0.07%)       ( 0.51%)     (0.79%)        0.33%
Portfolio turnover rate ................................        85%            42%         42%           60%
Average commission rate paid per share .................     N/A          N/A           N/A          N/A
Net assets end of year (thousands) .....................   $72,923      $  73,768     $121,047     $115,712

--------
(a) Excluding applicable sales charges.
(b) Annualized.
(c)  Calculation based on average shares outstanding.

Evergreen Precious Metals Fund
(formerly Keystone Precious Metals Holdings, Inc.)



                                                                           Class B Shares
                                                                  ---------------------------------
                                                                                       Year Ended
                                                                                     --------------
                                                                      Eight-Month
                                                                     Period Ended       Feb. 28,
                                                                   Oct. 31, 1997 (d)      1997
                                                                  ------------------ --------------
Per Share Data:
Net asset value beginning of period .............................   $  23.94           $ 26.35
                                                                    -------------      ---------
Income from investment operations (b):
 Net investment income (loss) ...................................        ( 0.14)          ( 0.26)
 Net realized and unrealized gain (losses) on investments and
  foreign currency related transactions .........................        ( 7.93)          ( 1.16)
                                                                    -------------      ---------
  Total from investment operations ..............................        ( 8.07)          ( 1.42)
                                                                    -------------      ---------
Less distributions:
 Dividends from net investment income ...........................             0                0
 Distributions in excess of net investment income ...............             0                0
 Distributions from realized capital gains ......................             0           ( 0.99)
                                                                    -------------      ---------
  Total distributions ...........................................             0           ( 0.99)
                                                                    -------------      ---------
Net asset value, end of period ..................................   $  15.87           $ 23.94
                                                                    =============      =========
Total Return(a) .................................................     (33.71    %)     ( 5.16    %)
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .................................................       2.48    %(c)     2.33    %
 Total Expenses excluding indirectly paid expenses ..............       2.48    %(c)     2.31    %
 Net investment income (loss) ...................................     ( 1.04    %)(c)  ( 1.08    %)
Portfolio turnover rate .........................................            19%              41%
Average commission rate paid ....................................  $    0.02672      $   0.01636
Net assets end of period (thousands) ............................  $    111,173      $   190,108



                                                                               Class B Shares
                                                                  ----------------------------------------
                                                                                 Year Ended
                                                                  ----------------------------------------
                                                                    Feb. 29,      Feb. 28,      Feb. 28,
                                                                      1996          1995          1994
                                                                  ------------ ------------- -------------
Per Share Data:
Net asset value beginning of period .............................   $ 19.30      $  25.09      $  14.38
                                                                    -------      --------      --------
Income from investment operations (b):
 Net investment income (loss) ...................................    ( 0.25)       ( 0.13)       ( 0.17)
 Net realized and unrealized gain (losses) on investments and
  foreign currency related transactions .........................      7.30        ( 5.54)        10.88
                                                                    -------      --------      --------
  Total from investment operations ..............................      7.05        ( 5.67)       (10.71)
                                                                    -------      --------      --------
Less distributions:
 Dividends from net investment income ...........................         0        ( 0.12)            0
 Distributions in excess of net investment income ...............         0             0             0
 Distributions from realized capital gains ......................         0             0             0
                                                                    -------      --------      --------
  Total distributions ...........................................         0        ( 0.12)            0
                                                                    -------      --------      --------
Net asset value, end of period ..................................   $ 26.35      $  19.30      $  25.09
                                                                    =======      ========      ========
Total Return(a) .................................................     36.53%       (22.70%)       74.48%
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .................................................      2.28%         2.33%         2.34%
 Total Expenses excluding indirectly paid expenses ..............      2.26%       N/A           N/A
 Net investment income (loss) ...................................    ( 1.08%)      ( 0.54%)      ( 0.75%)
Portfolio turnover rate .........................................        39%           75%           73%
Average commission rate paid ....................................     N/A          N/A           N/A
Net assets end of period (thousands) ............................   $217,270     $171,193      $200,489


                                                                       Class B Shares
                                                                  -------------------------
                                                                         Year Ended
                                                                  -------------------------
                                                                    Feb. 28,     Feb. 29,
                                                                      1993         1992
                                                                  ------------ ------------
Per Share Data:
Net asset value beginning of period .............................   $ 15.37      $ 14.22
                                                                    -------      -------
Income from investment operations (b):
 Net investment income (loss) ...................................    ( 0.12)      ( 0.02)
 Net realized and unrealized gain (losses) on investments and
  foreign currency related transactions .........................    ( 0.76)        1.30
                                                                    -------      -------
  Total from investment operations ..............................    ( 0.88)        1.28
                                                                    -------      -------
Less distributions:
 Dividends from net investment income ...........................         0            0
 Distributions in excess of net investment income ...............    ( 0.11)      ( 0.13)
 Distributions from realized capital gains ......................         0            0
                                                                    -------      -------
  Total distributions ...........................................    ( 0.11)      ( 0.13)
                                                                    -------      -------
Net asset value, end of period ..................................   $ 14.38      $ 15.37
                                                                    =======      =======
Total Return(a) .................................................    ( 5.74%)       9.07%
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .................................................      2.83%        2.70%
 Total Expenses excluding indirectly paid expenses ..............     N/A          N/A
 Net investment income (loss) ...................................    ( 0.86%)     ( 0.14%)
Portfolio turnover rate .........................................        58%          53%
Average commission rate paid ....................................     N/A          N/A
Net assets end of period (thousands) ............................   $114,364     $131,356



                                                                                     Class B Shares
                                                                  -----------------------------------------------------
                                                                                       Year Ended
                                                                  -----------------------------------------------------
                                                                     Feb. 28,     Feb. 28,     Feb. 28,      Feb. 29,
                                                                       1991         1990         1989          1988
                                                                  ------------- ------------ ------------ -------------
Per Share Data:
Net asset value beginning of period .............................   $  19.15      $ 16.82      $ 15.50       $ 17.31
                                                                    --------      -------      -------       -------
Income from investment operations (b):
 Net investment income (loss) ...................................          0         0.06         0.05        ( 0.01)
 Net realized and unrealized gain (losses) on investments and
  foreign currency related transactions .........................     ( 4.61)        2.27         1.59        ( 0.17)
                                                                    --------      -------      -------       -------
  Total from investment operations ..............................     ( 4.61)        2.33         1.64        ( 0.18)
                                                                    --------      -------      -------       -------
Less distributions:
 Dividends from net investment income ...........................     ( 0.06)            0       ( 0.12)      ( 0.41)
 Distributions in excess of net investment income ...............     ( 0.26)            0            0            0
 Distributions from realized capital gains ......................          0             0       ( 0.20)      ( 1.22)
                                                                    --------      --------     --------      -------
  Total distributions ...........................................     ( 0.32)            0       ( 0.32)      ( 1.63)
                                                                    --------      --------     --------      -------
Net asset value, end of period ..................................   $  14.22      $ 19.15      $ 16.82       $ 15.50
                                                                    ========      ========     ========      =======
Total Return(a) .................................................     (24.37%)       13.85%       10.64%      ( 2.86%)
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .................................................       2.76%         2.20%        1.68%        1.84%
 Total Expenses excluding indirectly paid expenses ..............     N/A           N/A          N/A          N/A
 Net investment income (loss) ...................................     ( 0.02%)        0.32%        0.28%      ( 0.05%)
Portfolio turnover rate .........................................         68%           95%          82%          62%
Average commission rate paid ....................................     N/A           N/A          N/A          N/A
Net assets end of period (thousands) ............................   $150,200      $195,837     $222,079      $222,646

--------
(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.
(d) The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 1997.

                         Evergreen Latin America Fund



                                                                                         Class A Shares
                                                                                         --------------
                                                                                          Year Ended
                                                                                          October 31,
                                                                                         -------------
                                                                                              1997
                                                                                         -------------
Per Share Data:
Net asset value beginning of year ......................................................   $ 11.13
                                                                                           --------
Income (loss) from investment operations:
 Net investment income .................................................................     0.02
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .........................................................................     2.10
                                                                                           --------
  Total from investment operations .....................................................     2.12
                                                                                           --------
Less distributions from:
 Net investment income .................................................................     ( 0.10)
 In excess of net investment income ....................................................          0
 Net realized gain on investments ......................................................          0
                                                                                           --------
  Total distributions ..................................................................     ( 0.10)
                                                                                           --------
Net asset value, end of year ...........................................................   $ 13.15
                                                                                           ========
Total Return+ ..........................................................................    19.2    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..............................................................................     1.69   %
 Expenses, excluding indirectly paid expenses ..........................................     1.68   %
 Net investment income .................................................................     0.20   %
Portfolio turnover rate ................................................................        105%
Average commission rate per share ......................................................  $   .0002
Net assets end of year (thousands) .....................................................  $  13,621



                                                                                                     Class A Shares
                                                                                         ---------------------------------------
                                                                                                 Year Ended October 31,
                                                                                         ---------------------------------------
                                                                                             1996          1995          1994
                                                                                         ------------ -------------- -----------
Per Share Data:
Net asset value beginning of year ......................................................  $  9.86       $   10.55      $ 10.00
                                                                                          ---------     ---------      -------
Income (loss) from investment operations:
 Net investment income .................................................................    0.39             0.44         0.21
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .........................................................................    1.24           ( 0.81)        0.50
                                                                                          ---------     ---------      -------
  Total from investment operations .....................................................    1.63           ( 0.37)        0.71
                                                                                          ---------     ---------      -------
Less distributions from:
 Net investment income .................................................................    ( 0.31)        ( 0.30)      ( 0.10)
 In excess of net investment income ....................................................    ( 0.05)             0       ( 0.01)
 Net realized gain on investments ......................................................         0         ( 0.02)      ( 0.05)
                                                                                          ---------     ---------      -------
  Total distributions ..................................................................    ( 0.36)        ( 0.32)      ( 0.16)
                                                                                          ---------     ---------      -------
Net asset value, end of year ...........................................................  $ 11.13       $    9.86      $ 10.55
                                                                                          =========     =========      =======
Total Return+ ..........................................................................   16.7    %       ( 3.4  %)      7.2  %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..............................................................................    1.83   %         1.86%        1.79%
 Expenses, excluding indirectly paid expenses ..........................................    1.81   %         1.84%      N/A
 Net investment income .................................................................    3.05   %         4.02%        2.45%
Portfolio turnover rate ................................................................       112%            57%         104%
Average commission rate per share ...................................................... $   .0005        N/A           N/A
Net assets end of year (thousands) ..................................................... $  11,021      $  14,333      $23,880


                                                                                           Class B Shares
                                                                                     --------------------------
                                                                                       Year Ended October 31,
                                                                                     --------------------------
                                                                                          1997         1996
                                                                                     ------------- ------------
Per Share Data:
Net asset value beginning of year ..................................................   $ 10.98      $  9.76
                                                                                       --------     ---------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................     ( 0.08)      0.23
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................     2.09         1.30
                                                                                       --------     ---------
  Total from investment operations .................................................     2.01         1.53
                                                                                       --------     ---------
Less distributions from:
 Net investment income .............................................................     ( 0.02)      ( 0.27)
 In excess of net investment income ................................................     ( 0.06)      ( 0.04)
 Net realized gain on investments ..................................................          0            0
                                                                                       --------     ---------
  Total distributions ..............................................................     ( 0.08)      ( 0.31)
                                                                                       --------     ---------
Net asset value, end of year .......................................................   $ 12.91      $ 10.98
                                                                                       ========     =========
Total Return+ ......................................................................    18.4    %    15.8    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................     2.50   %     2.59   %
 Expenses, excluding indirectly paid expenses ......................................     2.49   %     2.58   %
 Net investment income (loss) ......................................................   ( 0.51   %)    2.30   %
Portfolio turnover rate ............................................................        105%         112%
Average commission rate per share .................................................. $    .0002    $   .0005
Net assets end of year (thousands) ................................................. $   75,271    $  79,026



                                                                                            Class B Shares
                                                                                     ----------------------------
                                                                                        Year Ended October 31,
                                                                                     ----------------------------
                                                                                          1995           1994
                                                                                     -------------- -------------
Per Share Data:
Net asset value beginning of year ..................................................   $   10.49       $ 10.00
                                                                                       ---------       -------
Income (loss) from investment operations:
 Net investment income (loss) ......................................................        0.32          0.14
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .....................................................................      ( 0.75)         0.50
                                                                                       ---------       -------
  Total from investment operations .................................................      ( 0.43)         0.64
                                                                                       ---------       -------
Less distributions from:
 Net investment income .............................................................      ( 0.28)       ( 0.09)
 In excess of net investment income ................................................           0        ( 0.01)
 Net realized gain on investments ..................................................      ( 0.02)       ( 0.05)
                                                                                       ---------       -------
  Total distributions ..............................................................      ( 0.30)       ( 0.15)
                                                                                       ---------       -------
Net asset value, end of year .......................................................   $    9.76       $ 10.49
                                                                                       =========       =======
Total Return+ ......................................................................      ( 4.0  %)       6.5  %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..........................................................................        2.61%         2.54%
 Expenses, excluding indirectly paid expenses ......................................        2.59%       N/A
 Net investment income (loss) ......................................................        3.27%         1.70%
Portfolio turnover rate ............................................................          57%          104%
Average commission rate per share ..................................................     N/A            N/A
Net assets end of year (thousands) .................................................   $  97,165       $148,769

--------
+ Initial sales charge or contingent deferred sales charge is not reflected.

                         Evergreen Latin America Fund



                                                                                         Class C Shares
                                                                                         --------------
                                                                                          Year Ended
                                                                                          October 31,
                                                                                         -------------
                                                                                              1997
                                                                                         -------------
Per Share Data:
Net asset value beginning of year ......................................................   $ 10.99
                                                                                           --------
Income (loss) from investment operations:
 Net investment income (loss) ..........................................................     ( 0.07)
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .........................................................................     2.08
                                                                                           --------
  Total from investment operations .....................................................     2.01
                                                                                           --------
Less distributions from:
 Net investment income .................................................................          0
 In excess of net investment income ....................................................     ( 0.08)
 Net realized gain on investments ......................................................          0
                                                                                           --------
  Total distributions ..................................................................     ( 0.08)
                                                                                           --------
Net asset value, end of year ...........................................................   $ 12.92
                                                                                           ========
Total Return+ ..........................................................................    18.4    %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..............................................................................     2.47   %
 Expenses, excluding indirectly paid expenses ..........................................     2.46   %
 Net investment income (loss) ..........................................................   ( 0.52   %)
Portfolio turnover rate ................................................................        105%
Average commission rate per share ...................................................... $    .0002
Net assets end of year (thousands) ..................................................... $   10,961



                                                                                                     Class C Shares
                                                                                         ---------------------------------------
                                                                                                 Year Ended October 31,
                                                                                         ---------------------------------------
                                                                                             1996          1995          1994
                                                                                         ------------ -------------- -----------
Per Share Data:
Net asset value beginning of year ......................................................  $  9.77       $   10.50      $ 10.00
                                                                                          ---------     ---------      -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................................................    0.23             0.32         0.14
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .........................................................................    1.30           ( 0.75)        0.51
                                                                                          ---------     ---------      -------
  Total from investment operations .....................................................    1.53           ( 0.43)        0.65
                                                                                          ---------     ---------      -------
Less distributions from:
 Net investment income .................................................................    ( 0.27)        ( 0.28)      ( 0.09)
 In excess of net investment income ....................................................    ( 0.04)             0       ( 0.01)
 Net realized gain on investments ......................................................         0         ( 0.02)      ( 0.05)
                                                                                          ---------     ---------      -------
  Total distributions ..................................................................    ( 0.31)        ( 0.30)      ( 0.15)
                                                                                          ---------     ---------      -------
Net asset value, end of year ...........................................................  $ 10.99       $    9.77      $ 10.50
                                                                                          =========     =========      =======
Total Return+ ..........................................................................   15.8    %       ( 4.0  %)      6.6  %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ..............................................................................    2.59   %         2.61%        2.54%
 Expenses, excluding indirectly paid expenses ..........................................    2.58   %         2.59%      N/A
 Net investment income (loss) ..........................................................    2.26   %         3.27%        1.74%
Portfolio turnover rate ................................................................       112%            57%         104%
Average commission rate per share ...................................................... $   .0005        N/A           N/A
Net assets end of year (thousands) ..................................................... $   8,791      $  11,242      $17,740

--------
+ Initial sales charge or contingent deferred sales charge is not reflected.


Evergreen Natural Resources Fund



                                                                           Class A Shares
                                                                        ---------------------
                                                                             Seven-Month
                                                                             Period Ended
                                                                         October 31, 1997 (d)
                                                                        ---------------------
Per Share Data:
Net asset value beginning of period ...................................      $ 12.11
                                                                             -------
Income from investment operations:
 Net investment income (loss) .........................................         0.03
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................         0.44
                                                                             -------
  Total from investment operations ....................................         0.47
                                                                             -------
Net asset value end of period .........................................      $ 12.58
                                                                             =======
Total Return(a) .......................................................         3.88   %
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .......................................................         2.01   %(c)
 Total Expenses excluding indirectly paid expenses ....................         2.01   %(c)
 Net investment income (loss) .........................................         0.02   %(c)
Portfolio turnover rate ...............................................             13%
Average commission rate paid ..........................................    $    0.0057
Net assets, end of period (thousands) .................................    $     3,890



                                                                                       Class A Shares
                                                                        --------------------------------------------
                                                                                Year Ended          October 7, 1994
                                                                                March 31,           (Commencement of
                                                                        --------------------------   Operations) to
                                                                             1997         1996       March 31, 1995
                                                                        ------------- ------------ -----------------
Per Share Data:
Net asset value beginning of period ...................................   $ 10.74      $  9.02       $    10.00
                                                                          --------     ---------     ----------
Income from investment operations:
 Net investment income (loss) .........................................     ( 0.04)      ( 0.04)              0(b)
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................     1.41         1.76            ( 0.98)
                                                                          --------     ---------     ----------
  Total from investment operations ....................................     1.37         1.72            ( 0.98)
                                                                          --------     ---------     ----------
Net asset value end of period .........................................   $ 12.11      $ 10.74       $     9.02
                                                                          ========     =========     ==========
Total Return(a) .......................................................    12.76   %    19.07   %        ( 9.80%)
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .......................................................     2.40   %     2.38   %          2.77%(c)
 Total Expenses excluding indirectly paid expenses ....................     2.39   %     2.37   %       N/A
 Net investment income (loss) .........................................   ( 0.45   %)  ( 0.41   %)       ( 0.07%)(c)
Portfolio turnover rate ...............................................         39%          40%             13%
Average commission rate paid .......................................... $   0.0023    $  0.0025         N/A
Net assets, end of period (thousands) ................................. $    4,462    $   4,574      $    4,890

--------
(a) Excluding applicable sales charges
(b) Represents less than $0.01 per share.
(c)  Annualized.
(d) The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.

                       Evergreen Natural Resources Fund



                                                                           Class B Shares
                                                                        ---------------------
                                                                             Seven-Month
                                                                             Period Ended
                                                                         October 31, 1997 (c)
                                                                        ---------------------
Per Share Data:
Net asset value beginning of period ...................................     $  11.89
                                                                            --------
Income from investment operations:
 Net investment loss ..................................................         ( 0.07)
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................         0.49
                                                                            ----------
  Total from investment operations ....................................         0.42
                                                                            ----------
Net asset value end of period .........................................     $  12.31
                                                                            ==========
Total Return(a) .......................................................         3.53   %
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .......................................................         2.79   %(b)
 Total Expenses excluding indirectly paid expenses ....................         2.78   %(b)
 Net investment loss ..................................................       ( 0.77   %)(b)
Portfolio turnover rate ...............................................             13%
Average commission rate paid ..........................................    $    0.0057
Net assets, end of period (thousands) .................................    $    15,333



                                                                                        Class B Shares
                                                                        ----------------------------------------------
                                                                                Year Ended           October 7, 1994
                                                                                March 31,            (Commencement of
                                                                        --------------------------    Operations) to
                                                                             1997         1996        March 31, 1995
                                                                        ------------- ------------ -------------------
Per Share Data:
Net asset value beginning of period ...................................   $ 10.62      $  8.99        $     10.00
                                                                          --------     ---------      -----------
Income from investment operations:
 Net investment loss ..................................................     ( 0.14)      ( 0.13)           ( 0.03)
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................     1.41         1.76              ( 0.98)
                                                                          --------     ---------      -----------
  Total from investment operations ....................................     1.27         1.63              ( 1.01)
                                                                          --------     ---------      -----------
Net asset value end of period .........................................   $ 11.89      $ 10.62        $      8.99
                                                                          ========     =========      ===========
Total Return(a) .......................................................    11.96   %    18.13   %          (10.10%)
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .......................................................     3.16   %     3.13   %            3.55%(b)
 Total Expenses excluding indirectly paid expenses ....................     3.15   %     3.12   %        N/A
 Net investment loss ..................................................   ( 1.22   %)  ( 1.16   %)         ( 0.80%)(b)
Portfolio turnover rate ...............................................         39%          40%               13%
Average commission rate paid .......................................... $   0.0023    $  0.0025          N/A
Net assets, end of period (thousands) ................................. $   17,208    $  15,161       $     4,688


                                                                           Class C Shares
                                                                        ---------------------
                                                                             Seven-Month
                                                                             Period Ended
                                                                         October 31, 1997 (c)
                                                                        ---------------------
Per Share Data:
Net asset value beginning of period ...................................     $  11.89
                                                                            --------
Income from investment operations:
 Net investment loss ..................................................         ( 0.13)
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................         0.55
                                                                            ----------
  Total from investment operations ....................................         0.42
                                                                            ----------
Net asset value end of period .........................................     $  12.31
                                                                            ==========
Total Return(a) .......................................................         3.53   %
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .......................................................         2.79   %(b)
 Total Expenses excluding indirectly paid expenses ....................         2.79   %(b)
 Net investment loss ..................................................       ( 0.80   %)(b)
Portfolio turnover rate ...............................................             13%
Average commission rate paid ..........................................    $    0.0057
Net assets, end of period (thousands) .................................    $     2,716



                                                                                        Class C Shares
                                                                        ----------------------------------------------
                                                                                Year Ended           October 7, 1994
                                                                                March 31,            (Commencement of
                                                                        --------------------------    Operations) to
                                                                             1997         1996        March 31, 1995
                                                                        ------------- ------------ -------------------
Per Share Data:
Net asset value beginning of period ...................................   $ 10.62      $  8.99        $     10.00
                                                                          --------     ---------      -----------
Income from investment operations:
 Net investment loss ..................................................     ( 0.10)      ( 0.10)           ( 0.03)
 Net realized and unrealized gain (loss) on investments and foreign
  currency related transactions .......................................     1.37         1.73              ( 0.98)
                                                                          --------     ---------      -----------
  Total from investment operations ....................................     1.27         1.63              ( 1.01)
                                                                          --------     ---------      -----------
Net asset value end of period .........................................   $ 11.89      $ 10.62        $      8.99
                                                                          ========     =========      ===========
Total Return(a) .......................................................    11.96   %    18.13   %          (10.10%)
Ratios/Supplemental Data:
Ratios to average net assets:
 Total Expenses .......................................................     3.13   %     3.13   %            3.51%(b)
 Total Expenses excluding indirectly paid expenses ....................     3.12   %     3.12   %        N/A
 Net investment loss ..................................................   ( 1.27   %)  ( 1.16   %)         ( 0.93%)(b)
Portfolio turnover rate ...............................................         39%          40%               13%
Average commission rate paid .......................................... $   0.0023    $  0.0025          N/A
Net assets, end of period (thousands) ................................. $    4,567    $   2,023       $     1,393

--------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES



     Each Fund's investment objectives are nonfundamental; as a result a Fund may change its objectives without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.


     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Evergreen Emerging Markets Growth Fund


     The objective of Evergreen Emerging Markets Growth Fund is long-term capital appreciation. In seeking this objective, the Fund invests in equity securities of issuers located in emerging markets. The Fund is suitable for aggressive investors interested in the investment opportunities offered by securities of issuers located in emerging or developing markets and the resulting potential for growth opportunities attributable to political change, economic deregulation and liberalized trade policies.


     The Fund invests primarily in a diversified portfolio of equity securities of issuers located in countries with emerging markets. As used in this Prospectus, an Emerging Market is any country (i) which is generally considered to be an emerging or developing country by the International Bank for Reconstruction and Development ("the World Bank") and the International Finance Corporation (the "IFC") or by the United Nations, (ii) which is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index, or (iii) which has a gross national product per capita of $2,000 or less, in each case at the time of the Fund's investment. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of Emerging Market issuers.


     A country will be considered to have an "emerging market" if it has relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include those that have an emerging stock market (as defined by the IFC), those with low-to middle income economies (according to the World Bank), and those listed in World Bank publications as "developing". The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. At the present time, the Fund has no intention of investing all of its assets in a single country. The Fund focuses on equity securities, but may also invest in other types of instruments, including debt securities.


Evergreen International Equity Fund


     The objective of Evergreen International Equity Fund is long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The Fund provides investors with a vehicle to pursue investment opportunities in countries outside the U.S. whose securities markets may benefit from differing economic and political cycles.


     The Fund invests primarily in foreign equity securities that Warburg, Pincus Counsellors, Inc., the sub-adviser to the Fund, determines through fundamental analysis to be undervalued compared to other securities in their industries and countries. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of issuers located in at least three countries outside of the United States, including emerging markets as described above under "Evergreen Emerging Markets Growth Fund". See "Special Risk Considerations".


Evergreen Global Leaders Fund


     The investment objective of the Evergreen Global Leaders Fund is to provide long-term capital growth. It will attempt to achieve its objective by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. Under normal conditions at least 65% of the Fund's total assets will consist of global equity securities. The Fund will make investments in no less than three countries, which may include the United States. In addition to the United States, the countries in which the Fund may invest include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.


     The Fund's investment adviser will attempt to screen the largest companies in these and other major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. They may also include companies with an established market presence, or which operate in industries or sectors that have, in the opinion of the Fund's investment adviser, significant growth prospects. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment adviser.


     In determining what constitutes a major industrialized country, the Fund's investment adviser will look to classifications set forth in the Morgan Stanley Capital International ("MSCI") Index and the various reports on this subject disseminated by the World Bank. The Fund's investment adviser will utilize a series of weighing techniques to insure adequate diversification by country and industry and attempt to identify the largest companies in each market, primarily by reference to the market capitalizations published in the MSCI Index.


     Although, as stated above, the Fund expects that investments will be made in no less than three countries including the United States, the Fund may invest more than 25% of its total assets in one country. To the extent that the Fund invests more than 25% of its total assets in the securities of issuers located in one country, the value of the Fund's shares may be subject to greater fluctuations due to the lesser degree of diversification across countries such a policy affords, and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the United States. See "Special Risk Considerations".


Evergreen Global Opportunities Fund


     The investment objective of the Evergreen Global Opportunities Fund is capital growth. In selecting its investments, the Fund attempts to identify those companies within various countries and industries that have the best opportunities for above-average increases in revenues and earnings and strong prospects for continued revenue growth. In addition, the Fund seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.


     In pursuing its objective, the Fund may invest in securities of United States ("U.S.") companies and of issuers located in certain foreign countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe and the People's Republic of China. In its investments in securities of issuers in the U.S. and other countries with developed securities markets, the Fund seeks to achieve its objective by investment in equity securities of small to medium sized companies (generally under $1 billion in market capitalization) that are in a relatively early stage of development. In its investments in foreign securities, the Fund seeks to achieve its objective by investing in equity securities of issuers that are managed and positioned to take advantage of opportunities for above average increases in revenues and earnings and have strong prospects for continued revenue growth. For this purpose, countries with emerging markets are generally those where the per capita income is in the low middle ranges, as determined by the World Bank.


     Under ordinary circumstances, the Fund invests at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the U.S. Under ordinary circumstances, the Fund invests at least 65% of its assets in equity securities.


     Some examples of the securities in which the Fund may invest are common stocks, securities convertible into common stocks or having common stock characteristics (consisting of rights, warrants and options), preferred stocks, debt securities convertible into or exchangeable for preferred or common stock, debt securities of the U.S. and any foreign governments, including their political subdivisions, debt securities of any international agency (such as the World Bank, Asian Development Bank or Inter-American Development Bank) and time deposits with U.S. and foreign banks, and may hold cash and cash equivalents as discussed below. The Fund's securities and other assets may be denominated in U.S. currency or currency of any foreign nation. Except as described above, there are no limitations on the type, size, operating history or dividend paying record of companies or industries in which the

Fund may invest. The Fund's securities may be traded in the over-the-counter market as well as being listed on a foreign exchange. The primary investment criterion used by the Fund in the selection of portfolio securities is that the securities provide opportunities for capital growth.


     Although the Fund intends to invest primarily in common stocks and securities convertible into common stocks to achieve its objective of growth of capital, the Fund may invest in any security listed above. For example, because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt securities may provide an opportunity for capital appreciation when interest rates are expected to decline. In addition, the Fund may hold cash and invest in cash equivalents, including time deposits, for temporary purposes in order to meet redemption requests or for such periods of time as are necessary to evaluate market conditions and other factors.


Evergreen International Growth Fund


     The primary objective of Evergreen International Growth Fund is long-term growth of capital. As a secondary objective, the Fund seeks modest income.


     In pursuing its investment objectives, the Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of Eastern Europe. Countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the World Bank.


     Under normal circumstances, the Fund invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). For this purpose, a company is deemed to be located in a particular country if (1) it is organized under the laws of that country; (2) its principal securities trading market is in that country; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country; or (4) it has at least 50% of its assets located in that country.


     Excluding repurchase agreements, the Fund currently follows a policy of investing solely in securities of non-U.S. issuers.


     While the Fund focuses on equity securities, it may invest a portion of its assets in debt securities issued by public or private issuers with any rating or that are unrated; provided, however, that the Fund may only invest up to 10% of its total assets in debt securities rated below investment grade; i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investor's Service ("Moody's").


     The Fund may also invest in payment-in-kind ("PIK") securities issued by public or private issuers, as well as preferred stocks, convertible securities, and rights and warrants to purchase common stocks, when the Fund's investment adviser determines that such investment is consistent with the Fund's investment objectives.


Evergreen Precious Metals Fund


     The primary investment objective of Evergreen Precious Metals Fund is to provide shareholders with long-term capital appreciation and with protection of the purchasing power of their capital. Obtaining current income is a secondary objective.


     Under normal circumstances, the Fund pursues its objectives by investing at least 80% of its assets in common stocks of companies that are engaged in, or which receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in gold or other precious metals and minerals, such as silver, platinum, palladium and diamonds. A company will be considered to be engaged in a business or activity if at least 50% of the company's assets, revenues or profits are derived from that business or activity.


     The Fund may invest a portion of its assets in domestic or foreign issuers that operate in the Republic of South Africa, the principal location of the known free-world gold ore reserves. The Fund generally makes such investments by purchasing American Depositary Receipts, which are negotiable certificates issued by a U.S. bank representing the right to receive securities of a foreign issuer deposited in that bank or a foreign correspondent bank.

     While the Fund does not invest directly in precious metals and minerals, it may invest up to 25% of its total assets in common or preferred stock of wholly-owned subsidiaries that make such investments. Investments in metals and minerals do not generate yields, but a subsidiary may realize capital gains from the sale of metals and minerals and pay dividends to the Fund from such gains. Precious Metals (Bermuda) Ltd. is the Fund's only subsidiary at present.



Evergreen Latin America Fund


     The primary objective of the Evergreen Latin America Fund is long term growth of capital through investments in equity securities of Latin America (Mexico and countries in South and Central America).


     Under normal circumstances, the Fund invests at least 65% of its assets in securities of issuers in Latin America. The Fund normally intends to invest a majority of its total assets in equity securities. The Fund ordinarily maintains investments in at least three Latin American countries. For the purposes of this prospectus, the Fund deems Latin America to include Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela. An issuer is deemed to be in Latin America if it is organized under the laws of a country within that region; its principal securities trading market is in that region; it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that region; or it has at least 50% of its assets located in the region.


     The equity securities in which the Fund may invest include common stock, preferred stock (convertible or non-convertible), warrants or rights convertible into common or preferred stock and partly paid stock.


     While the Fund focuses on equity securities, the Fund may invest a portion of its assets in debt securities issued by Latin American or North American public or private issuers with any rating or that are unrated. The Fund has authority to invest up to 49% of its total assets in below investment grade debt securities, i.e., BB or lower by S&P or Ba or lower by Moody's. The Fund may also purchase Brady Bonds, which are bonds issued in exchange for restructured sovereign debt of certain Latin American countries and collateralized by U.S. government securities and denominated in U.S. dollars.


Evergreen Natural Resources Fund


     The Evergreen Natural Resources Fund seeks long-term capital growth by investing primarily in equity securities.


     Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of foreign and domestic companies involved in the natural resources and energy industries. For this purpose, companies involved in the natural resources and energy industries include companies that, either directly or through subsidiaries, are principally engaged in the discovery, development, production, distribution, transportation or processing of natural resources or energy; the development of technologies for the production or use of natural resources or energy; the ownership or control of oil, gas or other mineral leases, rights or royalty interests; or the provision of supplies or services related to natural resources or energy. A company will be considered by the Fund to be principally engaged in the natural resources and energy industries if, at the time of the Fund's investment, at least 50% of the company's assets, revenues or profits, either directly or through subsidiaries, are derived from these industries.


     While the Fund focuses on natural resources and energy stocks, it may also invest a portion of its assets in securities of companies that (1) are expected to benefit from infrastructure development and industrialization or changes in the demand for or prices of industrial materials, or (2) are in other industries.


     In addition, under normal market conditions, the Fund invests at least 65% of its assets in the securities of companies in at least three different countries (including the U.S.). For this purpose, a company is deemed to be located in a particular country if it is organized under the laws of that country; its principal securities trading market is located in that country; it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country; or it has at least 50% of its assets located in that country.


     The Fund may invest in the following types of equity securities: common stock, preferred stock (convertible or non-convertible), warrants or rights convertible into common or preferred stock, partly paid stock, and structured equity-based securities. The Fund deems debt securities convertible into equity securities to be equity securities.

     In addition to its equity investments, the Fund may also purchase debt securities. The Fund has the authority to invest up to 25% of its total assets in debt securities with a rating below investment grade, i.e, BB or lower by S&P or Ba or lower by Moody's, or, if unrated, are, in the Fund's investment adviser's judgement determined to be below investment grade. The Fund does not, however, currently intend to invest more than 5% of its assets in such debt securities.


INVESTMENT PRACTICES AND RESTRICTIONS


Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, commercial paper, certificates of deposit or bankers' acceptances and other bank obligations, or U.S. government securities and short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States if, in the opinion of a Fund's investment adviser or sub-adviser, market conditions warrant a temporary defensive investment strategy.


Repurchase Agreements. The Funds may invest in repurchase agreements. A
---------------------
repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.


Reverse Repurchase Agreements. The Funds may enter into reverse repurchase
-----------------------------
agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Funds.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund
-----------------------------------------------------------------
may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Securities Lending. In order to generate additional income, the Funds (except
------------------
Evergreen Precious Metals Growth Fund) may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks and other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to 100% of the value of the securities loaned. Loans of securities by the Evergreen Global Opportunities Fund, Evergreen International Growth Fund and Evergreen Natural Resources Fund will not exceed 15% of the value of each Fund's total assets. Loans of securities by Evergreen Emerging Markets Growth Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund will not exceed 30% of the value of each Fund's total assets; and in the case of Evergreen Latin America Fund, loans of securities will not exceed 25% of the value of the Fund's total assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Investing in Securities of Other Investment Companies. Each Fund may invest in
-----------------------------------------------------
the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Funds may not borrow money except as a temporary measure to
---------
facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.


Illiquid Securities. Each Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.


Restricted Securities. Each Fund may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by Evergreen International Trust's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.


Options and Futures. The Funds may engage in options and futures transactions.
-------------------
Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk. The Funds do not use these transactions for speculation or leverage.


     The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also purchase call options on financial futures contracts. The Funds may write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.


     The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.


     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.


     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or (other than Evergreen Global Leaders
Fund) index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.


     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.


     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case they would continue to bear market risk on the transaction.


Risk Characteristics of Options and Futures. Although options and futures
-------------------------------------------
transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds' attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, a Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if a Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although a Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.


Foreign Investments. Foreign securities may involve additional risks.
-------------------
Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment adviser of each Fund before making any of these types of investments.


Foreign Currency Transactions. As discussed above, the Funds may invest in
-----------------------------
securities of foreign issuers. When the Funds invest in foreign securities, they usually will be denominated in foreign currencies, and the Funds temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.


     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Funds will deliver or receive when the contract is completed) is fixed when the Funds enter into the contract. The Funds usually will enter into these contracts to stabilize the U.S. dollar value of a security they have agreed to buy or sell. The Funds intend to use these contracts to hedge the U.S. dollar value of a security they already own, particularly if the Funds expect a decrease in the value of the currency in which the foreign security is denominated. Although the Funds will attempt to benefit from using forward contracts, the success of their hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Funds' investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Although the Funds do not currently intend to do so, they may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.


Hedging/Cross Hedging. A cross hedge is accomplished by entering into a forward
---------------------
contract or other arrangement with respect to one foreign currency for the purpose of hedging against a possible decline in the value of another foreign currency in which certain of the Fund's portfolio instruments are denominated. The Funds' investment advisers or sub-advisers may enter into a cross hedge, rather than hedge directly, in instances where (i) the rates for forward contracts, options, futures contract or options on futures contracts relating to the currency in which the cross hedge is effected are more favorable than rates for similar instruments denominated in the currency that is to be hedged and (ii) there is a high degree of correlation between the two currencies with respect to their movement against the U.S. dollar. Cross hedges may be effected using the various hedging instruments described below. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund's investment adviser or sub-adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.


SPECIAL RISK CONSIDERATIONS


Risk Characteristics Of Foreign Securities. Investing in securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.


     Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. A Fund may also incur costs when it shifts assets from one country to another.


     Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe and the People's Republic of China involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Portfolio could lose its entire investment in those countries. These risks are carefully considered by a Fund's investment adviser prior to the purchase of these securities.


     Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.


Emerging Markets. The economies of individual emerging countries may differ
----------------
favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.


     Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.


     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.


     With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economics of such countries or the value of the Funds' investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.


Risk Characteristics of High Yield Bonds. Evergreen International Growth Fund,
----------------------------------------
Evergreen Latin America Fund and Evergreen Natural Resources Fund may invest in high yield bonds. While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:


     (1) High yield bonds are rated below investment grade, i.e., BB or lower by S&P or Ba or lower by Moody's. Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.


     (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.

Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.


     (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.


     (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.


     (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) a Fund's ability to dispose of particular issues and (3) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.


     (6) Zero coupon bonds and PIKs involve additional risks. Zero coupon bonds and PIKs do not require the periodic payment of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, a Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. A Fund will be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.


     The generous income sought by a Fund is ordinarily associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Funds may invest in securities that are rated as low as D by S&P or C- by Moody's. The Funds may also invest in unrated securities that, in the investment adviser's judgment, offer comparable yields and risks as securities that are rated. It is possible for securities rated D or C-, respectively, to have defaulted on payments of principal and/or interest at the time of investment. The Statement of Additional Information describes these rating categories. The Funds intend to invest in D rated debt only in cases when, in the investment adviser's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise.


     The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1)
S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and
(2) there can be large differences among the current financial conditions of issuers within the same category.
--------------------------------------------------------------------------------
                      ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION



Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end management investment company called "Evergreen International Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee a Fund's activities, reviewing, among other things, a Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders of a given Class participate equally in
------------------
dividends and distributions from a Fund's assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of each Fund are redeemable, transferable and freely assignable as collateral. Each Fund may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, a Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.


SERVICE PROVIDERS


Investment Adviser. The investment adviser to Evergreen Emerging Markets Growth Fund and Evergreen International Equity Fund is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


     The investment adviser to Evergreen Global Leaders Fund is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971.


     The investment adviser to Evergreen Global Opportunities Fund, Evergreen International Growth Fund, Evergreen Precious Metals Fund, Evergreen Latin America Fund and Evergreen Natural Resources Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.


     FUNB, along with Warburg, respectively, manages investments and supervises the daily business affairs of Evergreen International Equity Fund and Evergreen Emerging Markets Growth Fund. As compensation therefor, FUNB is entitled to receive an annual fee from Evergreen International Equity Fund equal to: .82 of 1% of the first $20 million of average daily net assets; .79 of 1% of the next $30 million of average daily net assets; .76 of 1% of the next $50 million of average daily net assets; and .73 of 1% of average daily net assets in excess of $100 million. From Evergreen Emerging Markets Growth Fund, FUNB is entitled to receive an annual fee equal to: 1.50% of the first $100 million of average daily net assets; 1.45% of the next $100 million of average daily net assets; 1.40% of the next $100 million of average daily net assets; and 1.35% of average daily net assets in excess of $300 million.


     As investment adviser to Evergreen Global Leaders Fund, Evergreen Asset manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive a fee equal to .95 of 1% of average daily net assets on an annual basis from Evergreen Global Leaders Fund.



     Evergreen Global Opportunities Fund pays Keystone a fee, calculated on an annual basis, equal to 1.00% of the first $200,000,000 of the average daily net assets, plus 0.95% of the next $200,000,000, plus 0.85% of the next $200,000,000, plus 0.75% of amounts over $600,000,000.


     Evergreen International Growth Fund and Evergreen Latin America Fund pay Keystone a fee, calculated on an annual basis, equal to 0.75% of the first $200,000,000 of each Fund's average daily net assets, plus 0.65% of the next $200,000,000, plus 0.55% of the next $200,000,000, plus 0.45% of amounts over
$600,000,000.


     Evergreen Precious Metals Fund pays Keystone a fee, calculated on an annual basis, equal to .75 of 1.00% of the first $100,000,000 of the average daily net assets, plus .625 of 1.00% of the next $100,000,000, plus .50 of 1.00% of amounts over $200,000,000.

     Evergreen Natural Resources Fund pays Keystone a fee for its services at the annual rate of 1.00% of the Fund's average daily net assets.


Portfolio Managers. The portfolio manager for Evergreen International Equity
------------------
Fund is David Francis, CFA. Mr. Francis joined First Union in 1994 as Managing Director and Chief Investment Officer. Mr. Francis has over 20 years of equity analysis and investment experience. He is responsible for directing the institutional investment organization for the First Union Capital Management Group. Mr. Francis joined First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds since 1978.


     The portfolio of the Evergreen Global Leaders Fund is managed by a committee composed of portfolio management and analytical personnel employed by Evergreen Asset. The members of this committee include Stephen A. Lieber, who is Chairman and Co-Chief Executive Officer of Evergreen Asset, and Edwin D. Miska, who is an analyst with Evergreen Asset. Mr. Lieber and Mr. Miska are responsible for the day-to-day operations of the Fund. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Mr. Miska has been a quantitative analyst with Evergreen Asset and its predecessor since 1986.


     The portfolio manager for the Evergreen Emerging Markets Growth Fund is Gilman C. Gunn. He has also been the portfolio manager for the Evergreen International Growth Fund since 1991. Mr. Gunn is currently Senior Vice President and Chief Investment Officer -- International at Keystone. As head of the International Team he has 24 years of experience. Prior to joining Keystone in 1991, Mr. Gunn spent seven years in London heading Citibank's London-based private client investment department and investment research for Paribas Capital Markets. He spent two years in Kuwait as Advisor to the Kuwait International Investment Company and also one year in Thailand. In addition, Mr. Gunn managed an $800 million bond portfolio for the Chubb Corporation in New York.


     The portfolio managers of the Evergreen Global Opportunities Fund are Gilman C. Gunn, Senior Vice President and Chief Investment Officer -- International at Keystone since 1991, together with J. Gary Craven, Antonio T. Docal, Francis X. Claro, Eleanor H. Marsh and Liu-Er Chen.


     J. Gary Craven, CFA, joined Keystone in 1996 and is currently a Senior Vice President, Portfolio Manager and Chief Investment Officer for the Small Company Stock team for Keystone. With 11 years of investment experience, Mr. Craven is a specialist in small company growth management. Prior to joining Keystone in 1996, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.


     Antonio Docal is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, Mr. Docal was Vice President of Docal Associates, Inc., an import/export and trade company that he co-founded in Woodbridge, CT. Mr. Docal also worked in the Mergers and Acquisitions Department for the Latin America region at J.P. Morgan in New York.


     Francis Claro, CFA, is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, he worked as an Investment Officer with the Inter-American Investment Corporation in New York where he was responsible for making private equity and debt investments in Argentina, Brazil, Peru and Uruguay. Mr. Francis also served as a Senior Consultant for the Latin American area of Price Waterhouse's International Consulting Practice conducting acquisition work for Price Waterhouse's Central and Eastern European Practice in London.


     Eleanor H. Marsh is a Vice President and Portfolio Manager for the Asian equity markets at Keystone. Prior to joining Keystone in 1994, Ms. Marsh spent five years at S.G. Warburg Securities in Tokyo as a Senior Analyst covering Japanese consumer goods and services companies.


     Liu-Er Chen is a Vice President and Portfolio Manager for the Asian equity markets and foreign pharmaceuticals companies at Keystone. Prior to joining Keystone in 1995, Mr. Chen spent three years in the U.S. pharmaceuticals industry at American Cyanamid, Wayne NJ, in the strategic planning area.


     John Madden, CFA, has been the portfolio manager of Evergreen Precious Metals Fund since 1995. He has also been the portfolio manager of Evergreen Natural Resources Fund since the Fund's inception in 1994. Mr. Madden is a Vice President and Senior Portfolio Manager at Keystone. Prior to joining Keystone in 1994, Mr. Madden was a Vice President and Senior Investment Analyst at Pioneering Management Corporation, where his responsibilities included covering all metal industries and assisting in the management of Pioneer's gold fund. He also served as a Vice President and Investment Analyst at Bank of Boston with assignment as an economic forecaster for petroleum and other related industries. Earlier he was a field geologist at Duncan R. Derry Ltd. as part of a geological survey team in British Honduras. In addition, Mr. Madden worked at U.S. Trust of New York as an Investment Analyst covering non-ferrous and precious metals. Mr. Madden has over 29 years of investment experience.


     Antonio T. Docal and Francis X. Claro have been co-portfolio managers for the Evergreen Latin America Fund since 1996.


     Mr. Docal is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, Mr. Docal was Vice President of Docal Associates, Inc., an import/export and trade company that he co-founded in Woodbridge, CT. Mr. Docal also worked in the Mergers and Acquisitions Department for the Latin America region at J.P. Morgan in New York.


     Francis Claro, CFA, is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, he worked as an Investment Officer with the Inter-American Investment Corporation in New York where he was responsible for making private equity and debt investments in Argentina, Brazil, Peru and Uruguay. Mr. Francis also served as a Senior Consultant for the Latin American area of Price Waterhouse's International Consulting Practice conducting acquisition work for Price Waterhouse's Central and Eastern European Practice in London.


SUB-ADVISERS


     Evergreen Asset has entered into sub-advisory agreements with Lieber & Company with respect to Evergreen Global Leaders Fund which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on each Fund's portfolio. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Global Leaders Fund for the services provided by Lieber & Company. It is contemplated that Lieber & Company will, to the extent practicable, effect substantially all of the portfolio transactions for the Fund on the New York and American Stock Exchanges. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.


     Warburg, Pincus Counsellors, Inc. ("Warburg"), the sub-adviser to the Evergreen International Equity Fund, was incorporated in 1970 and is located at 466 Lexington Avenue, New York, New York. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals, and has broad experience in advising international equity funds. Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership, which itself is controlled by Warburg, Pincus & Co. ("WP&Co."), also a New York general partnership. Lionel
I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg. Warburg G.P. has no business other than being a holding company of Warburg and its subsidiaries. As of January 31, 1997, Warburg was managing approximately $17.9 billion of assets, including approximately $10.7 billion of investment company assets.


     FUNB has agreed to pay Warburg, the subadviser to Evergreen International Equity Fund, a fee equal to .55% of 1% of the average daily net assets of the Fund on an annual basis.


     Since August 1, 1995, Harbor Capital Management Company, Inc. ("Harbor Capital"), located at 125 High Street, Boston, Massachusetts 02110, has served as a consultant to Keystone with respect to Evergreen Precious Metals Fund and its subsidiary pursuant to a Consultant Agreement. In accordance with the terms of the Consultant Agreement, Harbor Capital provides Keystone with monthly reports discussing the world's gold bullion markets and gold stock markets, and advice regarding economic factors and trends in the precious metals sectors.


     For its services, Harbor Capital receives from Keystone a fee at the annual rate of 0.10% of the Fund's average daily net assets. The Fund has no responsibility to pay Harbor Capital's fee.


     The Consultant Agreement provides that it will continue for a period of two years from August 1, 1995 and thereafter from year to year if the parties thereto agree. The Consultant Agreement may be terminated by either party, without penalty, on 60 days' written notice to the other party. Neither party may assign the Consultant Agreement without the consent of the other party.

     Keystone has entered into a Subinvestment Advisory Agreement in respect of the Evergreen Natural Resources Fund with EquitiLink International Management Limited ("EquitiLink") (the "Subinvestment Advisory Agreement"), having its principal place of business at Union House, Union Street, St. Helier, Jersey, Channel Islands. EquitiLink and its affiliates have provided advisory services to various clients since 1981. Under the terms of the Subinvestment Advisory Agreement, EquitiLink provides Keystone with investment research and advice. In addition, subject to the supervision of the Trust's Board of Trustees and Keystone, EquitiLink may provide investment supervision and furnish an investment program for such assets of the Fund as Keystone may designate from time to time.


     EquitiLink receives a monthly fee equal to (1) 20% of Keystone's net fee for such month for services rendered in a non-discretionary capacity, plus (2) 10% of Keystone's net fee for such month on that portion of the Fund's assets for which EquitiLink provided services in a discretionary capacity.


     Keystone has entered into a Subadvisory Agreement in respect of Evergreen Emerging Markets Growth Fund with FUNB having its principal place of business in Charlotte, North Carolina. As Subadviser, Keystone's research department and staff will provide FUNB, the Fund's investment adviser, with information, investment recommendations, advice and assistance on the Fund.


     For its services as subadviser to Evergreen Emerging Markets Growth Fund, Keystone receives from FUNB a fee equal to 1% of the first $100 million of average daily net assets; .95 of 1% of the next $100 million of average daily net assets; .90 of 1% of the next $100 million of average daily net assets; and
 .85% of 1% of average daily net assets in excess of $300 million.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as
-------------
administrator to Evergreen Emerging Markets Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund, subject to the supervision and control of the Trustees. EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:



  Administration Fee
------------------------
  0.050%                 on the first $7 billion
  0.035%                 on the next $3 billion
  0.030%                 on the next $5 billion
  0.020%                 on the next $10 billion
  0.015%                 on the next $5 billion
  0.010%                 on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to Evergreen Global Opportunities Fund, Evergreen International Growth Fund, Evergreen Precious Metals Fund, Evergreen Latin America Fund and Evergreen Natural Resources Fund on behalf of the Funds' investment adviser.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
---------
Massachusetts 02205-9827 acts as each Fund's custodian.


Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The
---------------------
BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.


DISTRIBUTION PLANS AND AGREEMENTS


Distribution Plans. Each Fund's Class A, Class B and Class C shares pay for the costs associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related fees which are expressed as a percentage of a class' average daily net assets and based upon the following maximum annual rates:

    Share Class                    Annual Distribution Fee
------------------- ----------------------------------------------------
  Class A ......... 0.75% (currently limited to 0.25%)
  Class B ......... 1.00%
                    0.75% (for Evergreen Emerging Markets Growth Fund
                    and Evergreen International Equity Fund)
  Class C ......... 1.00%
                    0.75% (for Evergreen Emerging Markets Growth Fund
                    and Evergreen International Equity Fund)

     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.


     Evergreen Emerging Markets Growth Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund have a shareholder service plan ("Service Plan") in addition to the Plan adopted with respect to their Class B and Class C shares. The Service Plan permits a fund to incur a fee of up to 0.25% of 1% of Class B and Class C aggregate average daily net assets for ongoing personal services and/or the maintenance of shareholder accounts. Plan and Service Plan payments to financial intermediaries will not exceed 0.25% of the aggregate average daily net assets attributable to each Class of shares of a Fund.


     The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.


Distribution Agreements. The Funds have also entered into distribution
-----------------------
agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:


  Class A shares       0.25%
  Class B shares       1.00%
  Class C shares       1.00%


     The Distribution Agreements provide that EDI will use a portion of the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.


     In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the funds or their predecessors.


     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     You may purchase shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.


     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus. (See "General Information -- Other Classes of Shares.")


Class A Shares -- Front-End Sales Charge Alternative. You may purchase Class A
----------------------------------------------------
shares at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:



                             As a % of the Net    As a % of the      Commission to Dealer/Agent
     Amount of Purchase     Amount Invested      Offering Price       as a % of Offering Price
      Less than $ 50,000    4.99%               4.75%                  4.25%
      $50,000 - $ 99,999    4.71%               4.50%                  4.25%
     $100,000 - $249,999    3.90%               3.75%                  3.25%
     $250,000 - $499,999    2.56%               2.50%                  2.00%
     $500,000 - $999,999    2.04%               2.00%                  1.75%
      $1,000,000 or more           None              None        1.00% of the amount invested up
                                                                 to $2,999,999; .50% of the
                                                                 amount invested over
                                                                 $2,999,999, up to $4,999,999;
                                                                 and .25% of the excess over
                                                                 $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by corporate or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.


     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.


     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the SAI.


     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of a Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letters of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the application for additional information concerning these reduced sales charges.


Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B
---------------------------------------------------
shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.


                                                                                            CDSC
 Redemption Timing                                                                         Imposed
------------------------------------------------------------------------------------------ ----
 Month of purchase and the first twelve-month period following the month of purchase ..... 5.00%
 Second twelve-month period following the month of purchase .............................. 4.00%
 Third twelve-month period following the month of purchase ............................... 3.00%
 Fourth twelve-month period following the month of purchase .............................. 3.00%
 Fifth twelve-month period following the month of purchase ............................... 2.00%
 Sixth twelve-month period following the month of purchase ............................... 1.00%
 No CDSC is imposed on amounts redeemed thereafter.


     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.


     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares -- Level-Load Alternative. Class C shares are only offered
----------------------------------------
through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares -- Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.


Contingent Deferred Sales Charge. Certain shares with respect to which a Fund
--------------------------------
did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.


     No CDSC is imposed on a redemption of shares of a Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


     Each Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.


How the Funds Value Their Shares. The net asset value of each class of shares
--------------------------------
of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that c lass. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.


General. The decision as to which class of shares is more beneficial to you
-------
depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.


     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given class of shares.


Additional Purchase Information. As a condition of this offering, if a purchase
-------------------------------
is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.


HOW TO REDEEM SHARES


     You may "redeem" ( i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. A Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).


Redeeming Shares Directly by Mail or Telephone. Send a signed letter of
----------------------------------------------
instruction or stock power form to the Fund, c/o ESC , the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.


     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for federal income tax
-------
purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any ninety day period for any one shareholder.


EXCHANGE PRIVILEGE


How To Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express Line as described below. If the shares being tendered for exchange are still subject to a CDSC or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.


     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.


Exchanges by Telephone and Mail. Exchange requests received by a Fund after
-------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.


SHAREHOLDER SERVICES


     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.


Investments Through Employee Benefit and Savings Plans. Certain qualified and
------------------------------------------------------
non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.


Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


     If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.


Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.


Tax Sheltered Retirement Plans. The Funds have various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


BANKING LAWS


     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.


     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of a Fund would suffer any adverse financial consequences.
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES



     Each Fund intends to distribute its investment company taxable income annually and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.


     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.


     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that a Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.


     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.


     A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of a Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.


     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Funds' transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.


     A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.


     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. A Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.


GENERAL INFORMATION


Portfolio Turnover. The estimated annual portfolio turnover rate for a Fund is not expected to exceed 100%. The portfolio turnover rate for Evergreen Emerging Markets Growth Fund, Evergreen International Growth Fund and Evergreen Latin America Fund was in excess of 100% for their most recent fiscal year. However, the estimated annual portfolio turnover rate is not expected to exceed 200% for each such fund. A portfolio turnover rate of

100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by each Fund directly affects the transaction costs relating to the purchase and sale of securities which each Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.


Portfolio Transactions. Consistent with the Rules of Conduct of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with a Fund.


Other Classes of Shares. Each Fund (except Evergreen Precious Metals Fund and
-----------------------
Evergreen Natural Resources Fund) currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. Evergreen Precious Metals Fund and Evergreen Natural Resources Fund currently offer Class A, Class B and Class C shares. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.



Performance Information. The Funds may quote their "total return" or "yield"
-----------------------
for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.


     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.


     Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.


     Comparative performance information may also be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.


     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.


Additional Information. This Prospectus and the Statement of Additional
----------------------
Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisers
Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Emerging Markets Growth Fund
  Evergreen International Equity Fund


Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
     Evergreen Global Leaders Fund


Keystone Investment Management Company, 200 Berkeley Street, Boston,
  Massachusetts 02116-5034
     Evergreen Global Opportunities Fund
     Evergreen International Growth Fund
     Evergreen Precious Metals Fund
     Evergreen Latin America Fund
     Evergreen Natural Resources Fund


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



Independent Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


66019
                                                                      536113Rev4

----------------------------------------------------------------------------
  PROSPECTUS                                                      March 1, 1998
----------------------------------------------------------------------------
[GRAPHIC OMITTED]



EVERGREENSM INTERNATIONAL AND GLOBAL GROWTH FUNDS

----------------------------------------------------------------------------
Evergreen Emerging Markets Growth Fund
Evergreen International Equity Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Latin America Fund


CLASS Y SHARES



     The Evergreen International and Global Growth Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide capital growth and diversification.


     This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a series of an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


     A Statement of Additional Information for the Funds dated March 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.


The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or otherwise protected by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involve risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                   Keep This Prospectus For Future Reference








EVERGREENSM is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS
                               -----------------




 EXPENSE INFORMATION                                 3
 FINANCIAL HIGHLIGHTS                                5
 DESCRIPTION OF THE FUNDS                            9
          Investment Objectives and Policies         9
          Investment Practices and Restrictions     12
          Special Risk Considerations               15
 ORGANIZATION AND SERVICE PROVIDERS                 17
          Organization                              17
          Service Providers                         18
          Sub-Advisers                              20


 PURCHASE AND REDEMPTION OF SHARES                  21
          How to Buy Shares                         21
          How to Redeem Shares                      21
          Exchange Privilege                        23
          Shareholder Services                      23
          Banking Laws                              24
 OTHER INFORMATION                                  25
          Dividends, Distributions and Taxes        25
          General Information                       26


--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
     The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y shares of each Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases    None
Sales Charge on Dividend Reinvestments       None
Contingent Deferred Sales Charge             None
Redemption Fee                               None

     Annual operating expenses reflect the normal operating expenses of the Funds, and include costs such as management, distribution and other fees. The table below shows the Fund's actual annual operating expenses for the fiscal period ended October 31, 1997. The example shows what you would pay if you invested $1,000 over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers".

Evergreen Emerging Markets Growth Fund


                   Annual Operating
                      Expenses*
                  -----------------
Management Fees          1.00%
12b-1 Fees                 --
Other Expenses            .50%
                         ----
Total                    1.50%
                         ====


                  Example
                 --------
After 1 Year       $ 15
After 3 Years      $ 47
After 5 Years      $ 82
After 10 Years     $179

Evergreen International Equity Fund


                   Annual Operating
                      Expenses*
                  -----------------
Management Fees           .66%
12b-1 Fees                 --
Other Expenses            .33%
                          ---
Total                     .99%
                          ===


                  Example
                 --------
After 1 Year       $ 10
After 3 Years      $ 32
After 5 Years      $ 55
After 10 Years     $121

Evergreen Global Leaders Fund


                   Annual Operating
                      Expenses*
                  -----------------
Management Fees           .88%
12b-1 Fees                 --
Other Expenses            .76%
                         ----
Total                    1.64%
                         ====


                  Example
                 --------
After 1 Year       $ 17
After 3 Years      $ 52
After 5 Years      $ 89
After 10 Years     $194

                      Evergreen Global Opportunities Fund


                   Annual Operating
                       Expenses
                  -----------------
Management Fees           .97%
12b-1 Fees                 --
Other Expenses            .65%
                         ----
Total                    1.62%
                         ====


                  Example
                 --------
After 1 Year       $ 16
After 3 Years      $ 51
After 5 Years      $ 88
After 10 Years     $192

Evergreen International Growth Fund


                   Annual Operating
                      Expenses**
                  -----------------
Management Fees           .75%
12b-1 Fees                 --
Other Expenses            .64%
                         ----
Total                    1.39%
                         ====


                  Example
                 --------
After 1 Year       $ 14
After 3 Years      $ 44
After 5 Years      $ 76
After 10 Years     $167

Evergreen Latin America Fund


                   Annual Operating
                      Expenses**
                  -----------------
Management Fees           .75%
12b-1 Fees                 --
Other Expenses            .71%
                         ----
Total                    1.46%
                         ====


                  Example
                 --------
After 1 Year       $ 15
After 3 Years      $ 46
After 5 Years      $ 80
After 10 Years     $175

--------
* The annual operating expenses and examples do not reflect certain fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses for Class Y shares absent fee waivers and expense reimbursements for the fiscal period ended October 31, 1997 were as follows:


  Evergreen Emerging Markets Growth Fund       2.01%
  Evergreen International Equity Fund          1.11%
  Evergreen Global Leaders Fund                1.72%

** Class Y shares for Evergreen International Growth Fund were initially offered to the public on January 9, 1998 and March 1, 1998. Class Y shares for Evergreen Latin America Fund will be offered to the public on March 1, 1998. Therefore, the above annualized operating expenses have been estimated for the fiscal year ending October 31, 1998.


     From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the fiscal years ended October 31, 1997 for Evergreen Emerging Markets Growth Fund, Evergreen International Equity Funds and Evergreen Global Leaders Fund has been audited by Price Waterhouse LLP, each Fund's independent auditors. The information in the tables for Evergreen Emerging Markets Growth Fund and Evergreen International Equity Fund for each of the fiscal periods ended October 31, 1995 and December 31, 1994 was audited by the Funds' prior auditors. The information in the tables for the fiscal period ended September 30, 1997 and for the one-month period ended October 31, 1997 for Evergreen Global Opportunities Fund has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. Class Y shares of Evergreen International Growth Fund and Evergreen Latin America Fund commenced operations on January 9, 1998 and March 1, 1998, respectively, and are therefore not presented in the tables below. The tables appear in the Funds' annual report to shareholders and should be read in conjunction with each Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Funds' annual report to shareholders. The Funds' financial statements, related notes and independent auditors' report are incorporated by reference into the Funds' Statement of Additional Information.


     Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


Evergreen Emerging Markets Growth Fund

                                                                                                    Class Y Shares
                                                                                       ----------------------------------------
                                                                                                Year Ended October 31,
                                                                                       ----------------------------------------
                                                                                          1997**       1996**         1995#
                                                                                       ------------ ------------ --------------
 Per Share Data:
 Net asset value beginning of year ...................................................  $  8.48       $ 7.92       $    8.17
                                                                                        ---------     --------     ---------
 Income (loss) from investment operations:
  Net investment income ..............................................................    0.03         0.01             0.05
  Net realized and unrealized gain (loss) on investments and foreign currency related
   transactions ......................................................................    1.53         0.62            (0.30)
                                                                                        ---------     --------     ---------
   Total from investment operations ..................................................    1.56         0.63            (0.25)
                                                                                        ---------     --------     ---------
 Less distributions from net investment income .......................................         0        (0.07)             0
                                                                                        ---------     --------     ---------
 Net asset value, end of year ........................................................  $ 10.04       $ 8.48       $    7.92
                                                                                        =========     ========     =========
 Total Return+ .......................................................................   18.4    %     7.9    %        (3.1  %)
 Ratios & Supplemental Data:
 Ratios to average net assets:
  Expenses ...........................................................................    1.50   %     1.50   %         1.48%++
  Expenses, excluding indirectly paid expenses .......................................    1.49   %      N/A          N/A
  Expenses, excluding fee waivers & expense reimbursements ...........................    2.01   %     3.27   %         3.72%++
  Net investment income ..............................................................    0.25   %     0.11   %         0.94%++
 Portfolio turnover rate .............................................................       157%         107%            65%
 Average commission rate per share ................................................... $   .0019     $  .0103        N/A
 Net assets end of year (thousands) .................................................. $  61,142     $ 28,959      $   9,355



                                                                                       Class Y Shares
                                                                                       ---------------
                                                                                          Year Ended
                                                                                         December 31,
                                                                                            1994*
                                                                                       ---------------
 Per Share Data:
 Net asset value beginning of year ...................................................   $    10.00
                                                                                         ----------
 Income (loss) from investment operations:
  Net investment income ..............................................................         0.01
  Net realized and unrealized gain (loss) on investments and foreign currency related
   transactions ......................................................................       ( 1.84)
                                                                                         ----------
   Total from investment operations ..................................................       ( 1.83)
                                                                                         ----------
 Less distributions from net investment income .......................................            0
                                                                                         ----------
 Net asset value, end of year ........................................................   $     8.17
                                                                                         ==========
 Total Return+ .......................................................................       (18.3  %)
 Ratios & Supplemental Data:
 Ratios to average net assets:
  Expenses ...........................................................................         1.53%++
  Expenses, excluding indirectly paid expenses .......................................      N/A
  Expenses, excluding fee waivers & expense reimbursements ...........................         3.71%++
  Net investment income ..............................................................         0.43%++
 Portfolio turnover rate .............................................................           17%
 Average commission rate per share ...................................................      N/A
 Net assets end of year (thousands) ..................................................   $    5,878

--------
* For the periods from September 6, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

Evergreen International Equity Fund



                                                                                                   Class Y Shares
                                                                                      -----------------------------------------
                                                                                               Year Ended October 31,
                                                                                      -----------------------------------------
                                                                                          1997**       1996**         1995#
                                                                                      ------------- ------------ --------------
Per Share Data:
Net asset value beginning of year ...................................................   $ 10.46      $  9.60       $    9.50
                                                                                        --------     ---------     ---------
Income (loss) from investment operations:
 Net investment income ..............................................................     0.10         0.20             0.08
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions ......................................................................     0.72         0.78             0.03
                                                                                        --------     ---------     ---------
  Total from investment operations ..................................................     0.82         0.98             0.11
                                                                                        --------     ---------     ---------
Less distributions from net investment income .......................................     ( 0.17)      ( 0.12)         (0.01)
                                                                                        --------     ---------     ---------
Net asset value, end of year ........................................................   $ 11.11      $ 10.46       $    9.60
                                                                                        ========     =========     =========
Total Return+ .......................................................................     7.9    %    10.3    %         1.3  %
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ...........................................................................     0.99   %     0.99   %         0.94%++
 Expenses, excluding indirectly paid expenses .......................................     0.99   %      N/A          N/A
 Expenses, excluding fee waivers & expense reimbursements ...........................     1.11   %     1.41   %         1.59%++
 Net investment income ..............................................................     0.96   %     1.95   %         1.58%++
Portfolio turnover rate .............................................................         86%         113%             4%
Average commission rate per share ...................................................  $   .0187    $   .0068        N/A
Net assets end of year (thousands) ..................................................  $ 233,906    $ 124,695      $  49,575



                                                                                      Class Y Shares
                                                                                      --------------
                                                                                        Year Ended
                                                                                       December 31,
                                                                                          1994*
                                                                                      -------------
Per Share Data:
Net asset value beginning of year ...................................................  $   10.00
                                                                                       ---------
Income (loss) from investment operations:
 Net investment income ..............................................................       0.02
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions ......................................................................     ( 0.51)
                                                                                       ---------
  Total from investment operations ..................................................     ( 0.49)
                                                                                       ---------
Less distributions from net investment income .......................................     ( 0.01)
                                                                                       ---------
Net asset value, end of year ........................................................  $    9.50
                                                                                       =========
Total Return+ .......................................................................     ( 5.0  %)
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses ...........................................................................       1.06%++
 Expenses, excluding indirectly paid expenses .......................................     N/A
 Expenses, excluding fee waivers & expense reimbursements ...........................       1.89%++
 Net investment income ..............................................................       1.03%++
Portfolio turnover rate .............................................................          1%
Average commission rate per share ...................................................     N/A
Net assets end of year (thousands) ..................................................  $  23,830

--------
* For the period from September 2, 1994 (commencement of operations) to December 31, 1994.
**   Net investment income is based on average monthly shares outstanding for the periods indicated.
#   The Fund changed its year end from December 31 to October 31, effective
October 31, 1995.
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.

Evergreen Global Leaders Fund




                                                                                                  Class Y Shares
                                                                                           ----------------------------
                                                                                              Year Ended October 31,
                                                                                           ----------------------------
                                                                                                1997          1996
                                                                                           ------------- --------------
 Per Share Data:
 Net asset value beginning of year .......................................................   $ 11.91       $ 10.00
                                                                                             --------      ---------
 Income (loss) from investment operations: **
  Net investment income (loss) ...........................................................     0.03          0.07
  Net realized and unrealized gain on investments and foreign currency related                 1.78          1.88
                                                                                             --------      ---------
  transactions
   Total from investment operations ......................................................     1.81          1.95
                                                                                             --------      ---------
 Less distributions from:
  Net investment income ..................................................................          0        ( 0.04)
  Net realized gain on investments .......................................................     ( 0.01)            0
                                                                                             --------      ---------
   Total distributions ...................................................................     ( 0.01)       ( 0.04)
                                                                                             --------      ---------
 Net asset value, end of year ............................................................   $ 13.71       $ 11.91
                                                                                             ========      =========
 Total Return+ ...........................................................................    15.2    %     19.6    %
 Ratios & Supplemental Data:
 Ratios to average net assets:
  Expenses ...............................................................................     1.64   %      1.47   %++
  Expenses, excluding indirectly paid expenses ...........................................     1.64   %      N/A
  Expenses, excluding fee waivers & expense reimbursements ...............................     1.72   %      2.51   %++
  Net investment income ..................................................................     0.23   %      0.62   %++
 Portfolio turnover rate .................................................................         29%           20%
 Average commission rate per share .......................................................  $   .0418    $    .0659
 Net assets end of year (thousands) ......................................................  $  35,461    $   18,607

--------
* For the period from June 3, 1996 (commencement of operations) to October 31, 1996.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
+  Initial sale charge or contingent deferred sales charge is not reflected.
++ Annualized.

Evergreen Global Opportunities Fund



                                                                                             Class Y Shares
                                                                                         ----------------------
                                                                                                One-Month
                                                                                              Period Ended
                                                                                          October 31, 1997 (b)
                                                                                         ----------------------
Per Share Data:
Net asset value beginning of period ....................................................      $  25.24
                                                                                              --------
Income from investment operations:
 Net investment income .................................................................               0
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .........................................................................          ( 1.34)
                                                                                              ----------
  Total from investment operations .....................................................          ( 1.34)
                                                                                              ----------
Less distributions from:
 Net realized gain on investments ......................................................               0
                                                                                              ----------
  Total distributions ..................................................................               0
                                                                                              ----------
Net asset value, end of period .........................................................      $  23.90
                                                                                              ==========
Total Return ...........................................................................        ( 5.31   %)
Ratio & Supplemental Data:
Ratios to average net assets:
 Expenses ..............................................................................          1.62   %(a)
 Expenses excluding indirectly paid expenses ...........................................          1.62   %(a)
 Net investment loss ...................................................................        ( 1.62   %)(a)
Portfolio turnover rate ................................................................               7%
Average commissions rate paid per share ................................................     $    0.0019
Net assets end of period (thousands) ...................................................     $         0



                                                                                            Class Y Shares
                                                                                         --------------------
                                                                                           January 13, 1997
                                                                                           (Date of Initial
                                                                                          Public Offering) to
                                                                                          September 30, 1997
                                                                                         --------------------
Per Share Data:
Net asset value beginning of period ....................................................     $  23.05
                                                                                             --------
Income from investment operations:
 Net investment income .................................................................         ( 0.28)
 Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions .........................................................................         2.47
                                                                                             ----------
  Total from investment operations .....................................................         2.19
                                                                                             ----------
Less distributions from:
 Net realized gain on investments ......................................................              0
                                                                                             ----------
  Total distributions ..................................................................              0
                                                                                             ----------
Net asset value, end of period .........................................................     $  25.24
                                                                                             ==========
Total Return ...........................................................................         9.50   %
Ratio & Supplemental Data:
Ratios to average net assets:
 Expenses ..............................................................................         1.42   %(a)
 Expenses excluding indirectly paid expenses ...........................................         1.42   %(a)
 Net investment loss ...................................................................       ( 1.22   %)(a)
Portfolio turnover rate ................................................................             72%
Average commissions rate paid per share ................................................    $    0.0066
Net assets end of period (thousands) ...................................................    $         0

--------
(a) Annualized.
(b) The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES



     Each Fund's investment objectives are nonfundamental; as a result a Fund may change its objectives without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.


     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Evergreen Emerging Markets Growth Fund


     The objective of Evergreen Emerging Markets Growth Fund is long-term capital appreciation. In seeking this objective, the Fund invests in equity securities of issuers located in emerging markets. The Fund is suitable for aggressive investors interested in the investment opportunities offered by securities of issuers located in emerging or developing markets and the resulting potential for growth opportunities attributable to political change, economic deregulation and liberalized trade policies.


     The Fund invests primarily in a diversified portfolio of equity securities of issuers located in countries with emerging markets. As used in this Prospectus, an Emerging Market is any country (i) which is generally considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the "World Bank") and the International Finance Corporation (the "IFC") or by the United Nations, (ii) which is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets Index, or (iii) which has a gross national product per capita of $2,000 or less, in each case at the time of the Fund's investment. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of Emerging Market issuers.


     A country will be considered to have an "emerging market" if it has relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include those that have an emerging stock market (as defined by the IFC), those with low-to middle income economies (according to the World Bank), and those listed in World Bank publications as "developing". The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. At the present time, the Fund has no intention of investing all of its assets in a single country. The Fund focuses on equity securities, but may also invest in other types of instruments, including debt securities.


Evergreen International Equity Fund


     The objective of Evergreen International Equity Fund is long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. The Fund provides investors with a vehicle to pursue investment opportunities in countries outside the U.S. whose securities markets may benefit from differing economic and political cycles.


     The Fund invests primarily in foreign equity securities that Warburg, Pincus Counsellors, Inc., the sub-adviser to the Fund, determines through fundamental analysis to be undervalued compared to other securities in their industries and countries. As a matter of policy, the Fund will invest at least 65% of the value of its total assets in equity securities of issuers located in at least three countries outside of the United States, including emerging markets as described above under "Evergreen Emerging Markets Growth Fund". See "Special Risk Considerations".


Evergreen Global Leaders Fund


     The investment objective of the Evergreen Global Leaders Fund is to provide long-term capital growth. It will attempt to achieve its objective by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. Under normal conditions at least 65% of the Fund's total assets will consist of global equity securities. The Fund will make investments in no less than three countries, which may include the United States. In addition to the United States, the countries in which the Fund may invest include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.


     The Fund's investment adviser will attempt to screen the largest companies in these and other major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. They may also include companies with an established market presence, or which operate in industries or sectors that have, in the opinion of the Fund's investment adviser, significant growth prospects. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment adviser.


     In determining what constitutes a major industrialized country, the Fund's investment adviser will look to classifications set forth in the Morgan Stanley Capital International ("MSCI") Index and the various reports on this subject disseminated by the World Bank. The Fund's investment adviser will utilize a series of weighing techniques to insure adequate diversification by country and industry and attempt to identify the largest companies in each market, primarily by reference to the market capitalizations published in the MSCI Index.


     Although, as stated above, the Fund expects that investments will be made in no less than three countries including the United States, the Fund may invest more than 25% of its total assets in one country. To the extent that the Fund invests more than 25% of its total assets in the securities of issuers located in one country, the value of the Fund's shares may be subject to greater fluctuations due to the lesser degree of diversification across countries such a policy affords, and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the United States. See "Special Risk Considerations".


Evergreen Global Opportunities Fund


     The investment objective of the Evergreen Global Opportunities Fund is capital growth. In selecting its investments, the Fund attempts to identify those companies within various countries and industries that have the best opportunities for above-average increases in revenues and earnings and strong prospects for continued revenue growth. In addition, the Fund seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.


     In pursuing its objective, the Fund may invest in securities of United States ("U.S.") companies and of issuers located in certain foreign countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe and the People's Republic of China. In its investments in securities of issuers in the U.S. and other countries with developed securities markets, the Fund seeks to achieve its objective by investment in equity securities of small to medium sized companies (generally under $1 billion in market capitalization) that are in a relatively early stage of development. In its investments in foreign securities, the Fund seeks to achieve its objective by investing in equity securities of issuers that are managed and positioned to take advantage of opportunities for above average increases in revenues and earnings and have strong prospects for continued revenue growth. For this purpose, countries with emerging markets are generally those where the per capita income is in the low middle ranges, as determined by the World Bank.


     Under ordinary circumstances, the Fund invests at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the U.S. Under ordinary circumstances, the Fund invests at least 65% of its assets in equity securities.


     Some examples of the securities in which the Fund may invest are common stocks, securities convertible into common stocks or having common stock characteristics (consisting of rights, warrants and options), preferred stocks, debt securities convertible into or exchangeable for preferred or common stock, debt securities of the U.S. and any foreign governments, including their political subdivisions, debt securities of any international agency (such as the World Bank, Asian Development Bank or Inter-American Development Bank) and time deposits with U.S. and foreign banks, and may hold cash and cash equivalents as discussed below. The Fund's securities and other assets may be denominated in U.S. currency or currency of any foreign nation. Except as described above, there are no limitations on the type, size, operating history or dividend paying record of companies or industries in which the

Fund may invest. The Fund's securities may be traded in the over-the-counter market as well as being listed on a foreign exchange. The primary investment criterion used by the Fund in the selection of portfolio securities is that the securities provide opportunities for capital growth.


     Although the Fund intends to invest primarily in common stocks and securities convertible into common stocks to achieve its objective of growth of capital, the Fund may invest in any security listed above. For example, because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt securities may provide an opportunity for capital appreciation when interest rates are expected to decline. In addition, the Fund may hold cash and invest in cash equivalents, including time deposits, for temporary purposes in order to meet redemption requests or for such periods of time as are necessary to evaluate market conditions and other factors.


Evergreen International Growth Fund


     The primary objective of Evergreen International Growth Fund is long-term growth of capital. As a secondary objective, the Fund seeks modest income.


     In pursuing its investment objectives, the Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of Eastern Europe. Countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the World Bank.


     Under normal circumstances, the Fund invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). For this purpose, a company is deemed to be located in a particular country if (1) it is organized under the laws of that country; (2) its principal securities trading market is in that country; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country; or (4) it has at least 50% of its assets located in that country.


     Excluding repurchase agreements, the Fund currently follows a policy of investing solely in securities of non-U.S. issuers.


     While the Fund focuses on equity securities, it may invest a portion of its assets in debt securities issued by public or private issuers with any rating or that are unrated; provided, however, that the Fund may only invest up to 10% of its total assets in debt securities rated below investment grade; i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investor's Service ("Moody's").


     The Fund may also invest in payment-in-kind ("PIK") securities issued by public or private issuers, as well as preferred stocks, convertible securities, and rights and warrants to purchase common stocks, when the Fund's investment adviser determines that such investment is consistent with the Fund's investment objectives.


Evergreen Latin America Fund


     The primary objective of the Evergreen Latin America Fund is long term growth of capital through investments in equity securities of Latin America (Mexico and countries in South and Central America).


     Under normal circumstances, the Fund invests at least 65% of its assets in securities of issuers in Latin America. The Fund normally intends to invest a majority of its total assets in equity securities. The Fund ordinarily maintains investments in at least three Latin American countries. For the purposes of this prospectus, the Fund deems Latin America to include Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela. An issuer is deemed to be in Latin America if it is organized under the laws of a country within that region; its principal securities trading market is in that region; it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that region; or it has at least 50% of its assets located in the region.


     The equity securities in which the Fund may invest include common stock, preferred stock (convertible or non-convertible), warrants or rights convertible into common or preferred stock and partly paid stock.

     While the Fund focuses on equity securities, the Fund may invest a portion of its assets in debt securities issued by Latin American or North American public or private issuers with any rating or that are unrated. The Fund has authority to invest up to 49% of its total assets in below investment grade debt securities, i.e., BB or lower by S&P or Ba or lower by Moody's. The Fund may also purchase Brady Bonds, which are bonds issued in exchange for restructured sovereign debt of certain Latin American countries and collateralized by U.S. government securities and denominated in U.S. dollars.


INVESTMENT PRACTICES AND RESTRICTIONS


Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, commercial paper, certificates of deposit or bankers' acceptances and other bank obligations, or U.S. government securities and short-term obligations of foreign issuers denominated in U.S. dollars and traded in the United States if, in the opinion of a Fund's investment adviser or sub-adviser, market conditions warrant a temporary defensive investment strategy.


Repurchase Agreements. The Funds may invest in repurchase agreements. A
---------------------
repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.


Reverse Repurchase Agreements. The Funds may enter into reverse repurchase
-----------------------------
agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Funds.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund
-----------------------------------------------------------------
may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Securities Lending. In order to generate additional income, the Funds may lend
------------------
portfolio securities on a short-term or long-term basis to broker/dealers, banks and other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to 100% of the value of the securities loaned. Loans of securities by the Evergreen Global Opportunities Fund and Evergreen International Growth Fund will not exceed 15% of the value of each Fund's total assets. Loans of securities by Evergreen Emerging Markets Growth Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund will not exceed 30% of the value of each Fund's total assets; and in the case of Evergreen Latin America Fund, loans of securities will not exceed 25% of the value of the Fund's total assets. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


Investing in Securities of Other Investment Companies. Each Fund may invest in
-----------------------------------------------------
the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Funds may not borrow money except as a temporary measure to
---------
facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.


Illiquid Securities. Each Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.


Restricted Securities. Each Fund may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by Evergreen International Trust's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.


Options and Futures. The Funds may engage in options and futures transactions.
-------------------
Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk. The Funds do not use these transactions for speculation or leverage.


     The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also purchase call options on financial futures contracts. The Funds may write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.


     The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.


     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.


     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or (other than Evergreen Global Leaders
Fund) index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.


     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.


     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case they would continue to bear market risk on the transaction.


Risk Characteristics of Options and Futures. Although options and futures
-------------------------------------------
transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds' attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, a Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if a Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although a Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.


Foreign Investments. Foreign securities may involve additional risks.
-------------------
Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment adviser of each Fund before making any of these types of investments.


Foreign Currency Transactions. As discussed above, the Funds may invest in
-----------------------------
securities of foreign issuers. When the Funds invest in foreign securities, they usually will be denominated in foreign currencies, and the Funds temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.


     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Funds will deliver or receive when the contract is completed) is fixed when the Funds enter into the contract. The Funds usually will enter into these contracts to stabilize the U.S. dollar value of a security they have agreed to buy or sell. The Funds intend to use these contracts to hedge the U.S. dollar value of a security they already own, particularly if the Funds expect a decrease in the value of the currency in which the foreign security is denominated. Although the Funds will attempt to benefit from using forward contracts, the success of their hedging strategy will depend on the investment adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Funds' investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Although the Funds do not currently intend to do so, they may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.


Hedging/Cross Hedging. A cross hedge is accomplished by entering into a forward
---------------------
contract or other arrangement with respect to one foreign currency for the purpose of hedging against a possible decline in the value of another foreign currency in which certain of the Fund's portfolio instruments are denominated. The Funds' investment advisers or sub-advisers may enter into a cross hedge, rather than hedge directly, in instances where (i) the rates for forward contracts, options, futures contract or options on futures contracts relating to the currency in which the cross hedge is effected are more favorable than rates for similar instruments denominated in the currency that is to be hedged and (ii) there is a high degree of correlation between the two currencies with respect to their movement against the U.S. dollar. Cross hedges may be effected using the various hedging instruments described below. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund's investment adviser or sub-adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.


SPECIAL RISK CONSIDERATIONS


Risk Characteristics Of Foreign Securities. Investing in securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.


     Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. A Fund may also incur costs when it shifts assets from one country to another.


     Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe and the People's Republic of China involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Portfolio could lose its entire investment in those countries. These risks are carefully considered by a Fund's investment adviser prior to the purchase of these securities.


     Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.


Emerging Markets. The economies of individual emerging countries may differ
----------------
favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.


     Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.


     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.


     With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economics of such countries or the value of the Funds' investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S.


Risk Characteristics of High Yield Bonds. Evergreen International Growth Fund
----------------------------------------
and Evergreen Latin America Fund may invest in high yield bonds. While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:


     (1) High yield bonds are rated below investment grade, i.e., BB or lower by S&P or Ba or lower by Moody's. Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.


     (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

     (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.


     (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.


     (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) a Fund's ability to dispose of particular issues and (3) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.


     (6) Zero coupon bonds and PIKs involve additional risks. Zero coupon bonds and PIKs do not require the periodic payment of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, a Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. A Fund will be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.


     The generous income sought by a Fund is ordinarily associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Funds may invest in securities that are rated as low as D by S&P or C- by Moody's. The Funds may also invest in unrated securities that, in the investment adviser's judgment, offer comparable yields and risks as securities that are rated. It is possible for securities rated D or C-, respectively, to have defaulted on payments of principal and/or interest at the time of investment. The Statement of Additional Information describes these rating categories. The Funds intend to invest in D rated debt only in cases when, in the investment adviser's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise.


     The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1)
S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and
(2) there can be large differences among the current financial conditions of issuers within the same category.
--------------------------------------------------------------------------------
                      ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION



Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end management investment company called "Evergreen International Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee a Fund's activities, reviewing, among other things, a Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders of a given Class participate equally in
------------------
dividends and distributions from a Fund's assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of each Fund are redeemable, transferable and freely assignable as collateral. Each Fund may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, a Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.


SERVICE PROVIDERS


Investment Adviser. The investment adviser to Evergreen Emerging Markets Growth Fund and Evergreen International Equity Fund is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


     The investment adviser to Evergreen Global Leaders Fund is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971.


     The investment adviser to Evergreen Global Opportunities Fund, Evergreen International Growth Fund and Evergreen Latin America Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.


     FUNB, along with Warburg, respectively, manages investments and supervises the daily business affairs of Evergreen International Equity Fund and Evergreen Emerging Markets Growth Fund. As compensation therefor, FUNB is entitled to receive an annual fee from Evergreen International Equity Fund equal to: .82 of 1% of the first $20 million of average daily net assets; .79 of 1% of the next $30 million of average daily net assets; .76 of 1% of the next $50 million of average daily net assets; and .73 of 1% of average daily net assets in excess of $100 million. From Evergreen Emerging Markets Growth Fund, FUNB is entitled to receive an annual fee equal to: 1.50% of the first $100 million of average daily net assets; 1.45% of the next $100 million of average daily net assets; 1.40% of the next $100 million of average daily net assets; and 1.35% of average daily net assets in excess of $300 million.


     As investment adviser to Evergreen Global Leaders Fund, Evergreen Asset manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive a fee equal to .95 of 1% of average daily net assets on an annual basis from Evergreen Global Leaders Fund.



     Evergreen Global Opportunities Fund pays Keystone a fee, calculated on an annual basis, equal to 1.00% of the first $200,000,000 of the average daily net assets, plus 0.95% of the next $200,000,000, plus 0.85% of the next $200,000,000, plus 0.75% of amounts over $600,000,000.


     Evergreen International Growth Fund and Evergreen Latin America Fund pay Keystone a fee, calculated on an annual basis, equal to 0.75% of the first $200,000,000 of each Fund's average daily net assets, plus 0.65% of the next $200,000,000, plus 0.55% of the next $200,000,000, plus 0.45% of amounts over
$600,000,000.

Portfolio Managers. The portfolio manager for Evergreen International Equity
------------------
Fund is David Francis, CFA. Mr. Francis joined First Union in 1994 as Managing Director and Chief Investment Officer. Mr. Francis has over 20 years of equity analysis and investment experience. He is responsible for directing the institutional investment organization for the First Union Capital Management Group. Mr. Francis joined First Union from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds since 1978.


     The portfolio of the Evergreen Global Leaders Fund is managed by a committee composed of portfolio management and analytical personnel employed by Evergreen Asset. The members of this committee include Stephen A. Lieber, who is Chairman and Co-Chief Executive Officer of Evergreen Asset, and Edwin D. Miska, who is an analyst with Evergreen Asset. Mr. Lieber and Mr. Miska are responsible for the day-to-day operations of the Fund. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Mr. Miska has been a quantitative analyst with Evergreen Asset and its predecessor since 1986.


     The portfolio manager for the Evergreen Emerging Markets Growth Fund is Gilman C. Gunn. He has also been the portfolio manager for the Evergreen International Growth Fund since 1991. Mr. Gunn is currently Senior Vice President and Chief Investment Officer -- International at Keystone. As head of the International Team he has 24 years of experience. Prior to joining Keystone in 1991, Mr. Gunn spent seven years in London heading Citibank's London-based private client investment department and investment research for Paribas Capital Markets. He spent two years in Kuwait as Advisor to the Kuwait International Investment Company and also one year in Thailand. In addition, Mr. Gunn managed an $800 million bond portfolio for the Chubb Corporation in New York.


     The portfolio managers of the Evergreen Global Opportunities Fund are Gilman C. Gunn, Senior Vice President and Chief Investment Officer -- International at Keystone since 1991, together with J. Gary Craven, Antonio T. Docal, Francis X. Claro, Eleanor H. Marsh and Liu-Er Chen.


     J. Gary Craven, CFA, joined Keystone in 1996 and is currently a Senior Vice President, Portfolio Manager and Chief Investment Officer for the Small Company Stock team for Keystone. With 11 years of investment experience, Mr. Craven is a specialist in small company growth management. Prior to joining Keystone in 1996, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.


     Antonio Docal is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, Mr. Docal was Vice President of Docal Associates, Inc., an import/export and trade company that he co-founded in Woodbridge, CT. Mr. Docal also worked in the Mergers and Acquisitions Department for the Latin America region at J.P. Morgan in New York.


     Francis Claro, CFA, is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, he worked as an Investment Officer with the Inter-American Investment Corporation in New York where he was responsible for making private equity and debt investments in Argentina, Brazil, Peru and Uruguay. Mr. Francis also served as a Senior Consultant for the Latin American area of Price Waterhouse's International Consulting Practice conducting acquisition work for Price Waterhouse's Central and Eastern European Practice in London.


     Eleanor H. Marsh is a Vice President and Portfolio Manager for the Asian equity markets at Keystone. Prior to joining Keystone in 1994, Ms. Marsh spent five years at S.G. Warburg Securities in Tokyo as a Senior Analyst covering Japanese consumer goods and services companies.


     Liu-Er Chen is a Vice President and Portfolio Manager for the Asian equity markets and foreign pharmaceuticals companies at Keystone. Prior to joining Keystone in 1995, Mr. Chen spent three years in the U.S. pharmaceuticals industry at American Cyanamid, Wayne NJ, in the strategic planning area.


     Antonio T. Docal and Francis X. Claro have been co-portfolio managers for the Evergreen Latin America Fund since 1996.


     Mr. Docal is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, Mr. Docal was Vice President of Docal Associates, Inc., an import/export and trade company that he co-founded in Woodbridge, CT. Mr. Docal also worked in the Mergers and Acquisitions Department for the Latin America region at J.P. Morgan in New York.

     Francis Claro, CFA, is a Vice President and Portfolio Manager at Keystone. Prior to joining Keystone in 1994, he worked as an Investment Officer with the Inter-American Investment Corporation in New York where he was responsible for making private equity and debt investments in Argentina, Brazil, Peru and Uruguay. Mr. Francis also served as a Senior Consultant for the Latin American area of Price Waterhouse's International Consulting Practice conducting acquisition work for Price Waterhouse's Central and Eastern European Practice in London.


SUB-ADVISERS


     Evergreen Asset has entered into sub-advisory agreements with Lieber & Company with respect to Evergreen Global Leaders Fund which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on each Fund's portfolio. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Global Leaders Fund for the services provided by Lieber & Company. It is contemplated that Lieber & Company will, to the extent practicable, effect substantially all of the portfolio transactions for the Fund on the New York and American Stock Exchanges. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.


     Warburg, Pincus Counsellors, Inc. ("Warburg"), the sub-adviser to the Evergreen International Equity Fund, was incorporated in 1970 and is located at 466 Lexington Avenue, New York, New York. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals, and has broad experience in advising international equity funds. Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership, which itself is controlled by Warburg, Pincus & Co. ("WP&Co."), also a New York general partnership. Lionel
I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg. Warburg G.P. has no business other than being a holding company of Warburg and its subsidiaries. As of January 31, 1997, Warburg was managing approximately $17.9 billion of assets, including approximately $10.7 billion of investment company assets.


     FUNB has agreed to pay Warburg, the subadviser to Evergreen International Equity Fund, a fee equal to .55% of 1% of the average daily net assets of the Fund on an annual basis.


     Keystone has entered into a Subadvisory Agreement in respect of Evergreen Emerging Markets Growth Fund with FUNB having its principal place of business in Charlotte, North Carolina. As Subadviser, Keystone's research department and staff will provide FUNB, the Fund's investment adviser, with information, investment recommendations, advice and assistance on the Fund.


     For its services as subadviser to Evergreen Emerging Markets Growth Fund, Keystone receives from FUNB a fee equal to 1% of the first $100 million of average daily net assets; .95 of 1% of the next $100 million of average daily net assets; .90 of 1% of the next $100 million of average daily net assets; and
 .85% of 1% of average daily net assets in excess of $300 million.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as
-------------
administrator to Evergreen Emerging Markets Fund, Evergreen International Equity Fund and Evergreen Global Leaders Fund, subject to the supervision and control of the Trustees. EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:



  Administration Fee
------------------------
  0.050%                 on the first $7 billion
  0.035%                 on the next $3 billion
  0.030%                 on the next $5 billion
  0.020%                 on the next $10 billion
  0.015%                 on the next $5 billion
  0.010%                 on assets in excess of $30 billion

     EIS also provides facilities, equiptment and personnel to Evergreen Global Opportunities Fund, Evergreen International Growth Fund, Evergreen Precious Metals Fund, Evergreen Latin America Fund and Evergreen National Resources Fund on behalf of the Funds' investment adviser.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
---------
Massachusetts 02205-9827 acts as each Fund's custodian.


Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The
---------------------
BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.
--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates.


     Eligible investors may purchase Class Y shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of any of the Funds by mailing to that Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.


     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").


How the Funds Value their Shares. The net asset value of each Class of shares
--------------------------------
of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as a Fund's Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.


Additional Purchase Information. As a condition of this offering, if a purchase
-------------------------------
is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or a Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.


HOW TO REDEEM SHARES


     You may "redeem" ( i.e., sell) your Class Y shares in a Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. A Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).


Redeeming Shares Directly by Mail or Telephone. Send a signed letter of
----------------------------------------------
instruction or stock power form to the Fund, c/o ESC , the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.


     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for federal income tax
-------
purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90 day period for any one shareholder.


EXCHANGE PRIVILEGE


How To Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in the other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.


     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


Exchanges Through Your Financial Intermediary. A Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.


Exchanges by Telephone and Mail. Exchange requests received by a Fund after
-------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.


SHAREHOLDER SERVICES


     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this Prospectus. Some services are described in more detail in the application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.


Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.


     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.


Tax Sheltered Retirement Plans. The Funds have various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


BANKING LAWS


     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.


     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of a Fund would suffer any adverse financial consequences.

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES



     Each Fund intends to distribute its investment company taxable income annually and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.



     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.


     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that a Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.


     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.


     A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of a Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.


     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Funds' transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.


     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. A Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION


Portfolio Turnover. The estimated annual portfolio turnover rate for a Fund is not expected to exceed 100%. The portfolio turnover rate for Evergreen Emerging Markets Growth Fund, Evergreen International Growth Fund and Evergreen Latin America Fund was in excess of 100% for their most recent fiscal year. However, the estimated annual portfolio turnover rate is not expected to exceed 200% for each such fund. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by each Fund directly affects the transaction costs relating to the purchase and sale of securities which each Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.


Portfolio Transactions. Consistent with the Rules of Conduct of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with a Fund.


Other Classes of Shares. Each Fund currently offers four classes of shares,
-----------------------
Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.


Performance Information. The Funds may quote their "total return" or "yield"
-----------------------
for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.


     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.


     Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.


     Comparative performance information may also be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.


     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives.

The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.


Additional Information. This Prospectus and the Statement of Additional
----------------------
Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisers
Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Emerging Markets Growth Fund
  Evergreen International Equity Fund


Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
     Evergreen Global Leaders Fund


Keystone Investment Management Company, 200 Berkeley Street, Boston,
  Massachusetts 02116-5034
     Evergreen Global Opportunities Fund
     Evergreen International Growth Fund
     Evergreen Latin America Fund


Custodian
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



Independent Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110


Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


66368
536121Rev4

                          EVERGREEN INTERNATIONAL TRUST

                                   PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN INTERNATIONAL TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                      INTERNATIONAL AND GLOBAL GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1998

           EVERGREEN EMERGING MARKETS GROWTH FUND ("EMERGING MARKETS")
          EVERGREEN INTERNATIONAL EQUITY FUND ("INTERNATIONAL EQUITY")
                EVERGREEN GLOBAL LEADERS FUND ("GLOBAL LEADERS")
          EVERGREEN GLOBAL OPPORTUNITIES FUND ("GLOBAL OPPORTUNITIES")
          EVERGREEN INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH")
               EVERGREEN PRECIOUS METALS FUND ("PRECIOUS METALS")
                 EVERGREEN LATIN AMERICA FUND ("LATIN AMERICA")
             EVERGREEN NATURAL RESOURCES FUND ("NATURAL RESOURCES")

                     (EACH A "FUND"; TOGETHER, THE "FUNDS")

                 EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                      INVESTMENT COMPANY KNOWN AS EVERGREEN
                       INTERNATIONAL TRUST (THE "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Funds' prospectuses dated March 1, 1998, as supplemented from time to time. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of each Fund except Natural Resources and Precious Metals. You may obtain any of these prospectuses from Evergreen Distributor, Inc.






                                                       23569

                                TABLE OF CONTENTS



FUND INVESTMENTS............................................................3
           General Information..............................................3
         Fundamental Policies...............................................9
         Investment Guidelines.............................................10
MANAGEMENT OF THE TRUST....................................................11
PRINCIPAL HOLDERS OF FUND SHARES...........................................14
INVESTMENT ADVISORY AND OTHER SERVICES.....................................19
         Investment Adviser................................................19
         Investment Advisory Agreements....................................21
         Distributor.......................................................22
         Distribution Plans and Agreements.................................22
         Additional Service Providers......................................23
BROKERAGE..................................................................24
         Brokerage Commissions............................................ 24
         Selection of Brokers..............................................24
         Simultaneous Transactions........................................ 25
TRUST ORGANIZATION........................................................ 25
         Form of Organization..............................................25
         Description of Shares.............................................25
         Voting Rights.....................................................25
         Limitation of Trustees' Liability.................................26
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................26
         How the Funds Offer Shares to the Public..........................26
         Contingent Deferred Sales Charge..................................27
         Sales Charge Waivers or Reductions................................27
         Exchanges.........................................................29
         Calculation of Net Asset Value Per Share..........................29
         Valuation of Portfolio Securities.................................30
         Shareholder Services..............................................30
PRINCIPAL UNDERWRITER......................................................30
ADDITIONAL TAX INFORMATION.................................................31
         Requirements for Qualification as a
               Registered Investment Company...............................31
         Taxes on Distributions............................................31
         Taxes on the Sale or Exchange of Fund Shares......................32
         Other Tax Considerations..........................................33
FINANCIAL INFORMATION......................................................33
         Expenses..........................................................33
         Brokerage Commissions Paid........................................35
         Computation of Class A Offering Price.............................36
         Performance.......................................................37
ADDITIONAL INFORMATION.....................................................39
APPENDIX A................................................................A-1


                                                       23569
                                                         2

                                FUND INVESTMENTS

GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

         (I) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)    Farmers Home Administration;

            (iii)   Federal Home Loan Banks;

            (iv)   Federal Home Loan Mortgage Corporation;

            (v)    Federal National Mortgage Association; and

            (vi)   Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.


                                                       23569
                                                         3

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income, each Fund may lend portfolio securities to broker-dealers and other financial institutions. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.


Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and

                                                       23569
                                                         4
simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         The Funds may buy or sell (i.e., write) put and call options on securities they hold or intends to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         Each Fund may enter into currency and other financial futures contracts and write options on such

                                                       23569
                                                         5
contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures contracts on securities, currencies or indices in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities or currencies increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Adviser to be a favorable price and rate of return for securities, or favorable exchange rate for currencies, the Fund intends to purchase.

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in market prices, interest rates or exchange rates could result in poorer performance than if it had not entered into these transactions. Even if the Adviser correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying a Fund's futures position and the securities or currencies held by or to be purchased for a Fund. Each Fund's Adviser will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.


                                                       23569
                                                         6

         The Funds will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

     Each Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

     As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the

                                                       23569
                                                         7
value of the currency in which the foreign security is denominated. Although each Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield Bonds (Natural Resources, International Growth and Latin America)

         Each Fund may invest in high yield, high risk bonds. While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:

         (1) High yield bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

         (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability tomeet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes o individual corporate developments.

         (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) the Fund's ability to dispose o particular issues and (3) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         (6) Zero coupon bonds and PIKs involve additional special considerations. For example, zero coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net

                                                       23569
                                                         8
income as dividends. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Each Fund may invest in securities rated as low as D by S&P or C- by Moody's. Such securities may have defaulted on payments of principal and/or interest at the time of investment. (Rating categories are described in the Appendix.) A Fund will invest in debt so rated only when the investment adviser believes the issuer's financial condition will improve through reorganization or other measures. Each Fund may also invest in high yield, high risk securities which are unrated or rated under a different system if a Fund's investment adviser believes they are comparable to high yield securities in which each Fund may otherwise invest.

         The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.


FUNDAMENTAL POLICIES

         The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), except that (1) Precious Metals will concentrate its investments in industries related to mining, processing or dealing in gold or other precious metals and minerals and (2) Latin America will concentrate in the banking, construction, energy, food and beverage, retail, telecommunications and utility industries.

Issuing Senior Securities

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.


                                                       23569
                                                         9

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

                                                       23569
                                                        10

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.

                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.; and
(DOB: 10/23/34)                                                      former Managing Director, Seaward Management
                                                                     Corporation (investment advice).


                                                       23569
                                                        11




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus and
                                                                     Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consult ing); and former Director,
                                                                     Keystone Investments, Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       Board of  Trustees              Carolinas; and former Vice President of Lance Inc.
                                                                     (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix Total
                                                                     Return Fund and Equifax, Inc.; Trustee of Phoenix
                                                                     Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                     Phoenix Big Edge Series Fund; and former President,
                                                                     Morehouse College.


Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                       producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt Pettit                  Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                       International, Inc. (executive recruitment); former
                                                                     Senior Vice President, Boyden International Inc.
                                                                     (executive recruitment); and Director, Commerce and
                                                                     Industry Association of New Jersey, 411 International,
                                                                     Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)


                                                       23569
                                                        12




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospi tal, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.

William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BISYS Fund Services.

Nimish S. Bhatt*                     Vice President                  Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        and  Assistant Treasurer        Assistant Vice President, Evergreen Asset
                                                                     Management Corp./First Union Bank; former Senior
                                                                     Tax Consulting/Acting Manager, Investment Companies
                                                                     Group, Price Waterhouse, LLP, New York.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services.

D'Ray Moore*                         Secretary                       Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)



*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

         The officers of the Trust are all officers and/or employees of BISYS Fund Services.

Trustee Compensation

          Listed below is the Trustee compensation for the twelve-month period ended October 31, 1997.

                              COMPENSATION FROM           COMPENSATION FROM
TRUSTEE                       TRUST                       TRUST AND FUND
                                                          COMPLEX

Laurence B. Ashkin             $4,543                     $68,600
Charles A. Austin III          $1,117                     $41,400
K. Dun Gifford                 $4,362                     $38,700
James S. Howell                $5,814                     $109,868
Leroy Keith Jr.                $4,275                     $37,800
Gerald M. McDonnell            $5,585                     $94,750
Thomas L. McVerry              $5,418                     $99,217
William Walt Pettit            $5,464                     $96,717
David M. Richardson            $4,656                     $41,400
Russell A. Salton, III         $5,206                     $99,447
Michael S. Scofield            $5,474                     $102,047
Richard J. Shima               $4,254                     $65,242






                           PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of January 30, 1998.



EMERGING MARKETS CLASS A
Trust Company of America                 17.086%
FBO HCM
P.O. Box 6503
Englewood, CO 80155

Charles Schwab & Co. Inc.                7.613%
Special Custody Account for the
Exclusive Benefit of Customers
Reinvest Account
Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104-4122

FTC & Co.                                5.579%
Datalynx # 113
P.O. Box 173736
Denver, CO 80217

EMERGING MARKETS CLASS B
None

EMERGING MARKETS CLASS C
RHONA B. MILLER                          5.264%
5742 BANCROFT DRIVE
NEW ORLEANS, LA 70122-1314

R. ORMONDE PLATER                        5.147%
SEPARATE PROPERTY
1453 ARABELLA STREET
NEW ORLEANS, LA 70115-4277

EMERGING MARKETS CLASS Y
FIRST UNION NATIONAL BANK                66.607%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

FIRST UNION NATIONAL BANK                31.956%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

GLOBAL LEADERS CLASS A
NONE

GLOBAL LEADERS CLASS B
NONE

GLOBAL LEADERS CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS       16.621%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E., 3RD FL
JACKSONVILLE, FL 32246

GLOBAL LEADERS CLASS Y
FIRST UNION NATIONAL BANK/EB/INT         56.099%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FL
CMG 1151
CHARLOTTE, NC 28202-1911

FIRST UNION NATIONAL BANK/EB/INT         15.066%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FL
CMG 1151
CHARLOTTE, NC 28202-1911

GLOBAL OPPORTUNITIES CLASS A
ROFE & CO.                               17.053%
C/O STATE STREET BANK & TRUST CO.
FOR SUB ACCOUNT
KOKUSAI SECURITIES CO. LTD.
P.O. BOX 5061
BOSTON, MA 02206-5061

MLPF&S FOR THE SOLE BENEFIT              10.833%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E, 3RD FL
JACKSONVILLE, FL 32246-6484

GLOBAL OPPORTUNITIES CLASS B
MLPF&S FOR THE SOLE BENEFIT              24.664%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

GLOBAL OPPORTUNITIES CLASS C
MLPF&S FOR THE SOLE BENEFIT              46.337%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

GLOBAL OPPORTUNITIES CLASS Y
STATE STREET BANK & TRUST CO.            67.682%
CUST. FOR THE IRA OF
THOMAS V. YOUNG
850 N. DEWITT PL., APT. 22E
CHICAGO, IL 60611-2343

STATE STREET BANK & TRUST CO.            32.170%
IRA FBO
DOUGLAS D. LUNDBERG
765 ORIOLE LANE
HUDSON, WI 54016-7675

INTERNATIONAL EQUITY CLASS A
AMERICAN NATIONAL BANK OF CHICAGO        11.771%
TTEE
LINCOLN GROUP LTD. PARTNERSHIP UNDER
TR
DTD 4-18-96
707 LAKE COOK ROAD
DEERFIELD, IL 60015

INTERNATIONAL EQUITY CLASS B
NONE

INTERNATIONAL EQUITY CLASS C
MLPF&S FOR THE SOLE BENEFIT              21.353%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

EMERY JAHNKE                             10.107%
2402 LILAC LANE
FARGO, ND 58102-2124

INTERNATIONAL EQUITY CLASS Y
FIRST UNION NATIONAL BANK                56.059%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

FIRST UNION NATIONAL BANK                42.713%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

LATIN AMERICA CLASS A
MLPF&S FOR THE SOLE BENEFIT              27.989%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR., E., 3RD FL
JACKSONVILLE, FL 32246-6484

TRUST COMPANY OF AMERICA                 8.316%
FBO HCM
P.O. BOX 6503

LATIN AMERICA CLASS B
MLPF&S FOR THE SOLE BENEFIT              42.315%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR., E., 3RD FL
JACKSONVILLE, FL 32246-6484

LATIN AMERICA CLASS C
MLPF&S FOR THE SOLE BENEFIT              43.638%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR., E., 3RD FL
JACKSONVILLE, FL 32246-6484

NATURAL RESOURCES CLASS A
MLPF&S for the Sole Benefit              23.530%
of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E., 3rd FL
Jacksonville, FL 32246-6484

NATURAL RESOURCES CLASS B
MLPF&S FOR THE SOLE BENEFIT              38.915%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

NATURAL RESOURCES CLASS C
MLPF&S FOR THE SOLE BENEFIT              8.208%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

PRECIOUS METALS CLASS A
MLPF&S FOR THE SOLE BENEFIT              9.516%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

PRECIOUS METALS CLASS B
MLPF&S FOR THE SOLE BENEFIT              17.920%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

PRECIOUS METALS CLASS C
NONE

INTERNATIONAL GROWTH CLASS A
MLPF&S FOR THE SOLE BENEFIT              7.167%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

INTERNATIONAL GROWTH CLASS B
MLPF&S FOR THE SOLE BENEFIT              22.677%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

INTERNATIONAL GROWTH CLASS C
NONE

INTERNATIONAL GROWTH CLASS Y
NONE



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Each Fund has its own investment adviser (the "Adviser"). Each adviser is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         Some of the Funds also have an investment subadviser (the "Subadviser") or investment consultant (the "Consultant"). Each Fund's Adviser, Subadviser or Consultant, and the fees paid for their services, are described below.

EMERGING MARKETS

         The Capital Management Group of First Union National Bank ("FUNB"), at the same address as First Union, is the Adviser to Emerging Markets. The Fund pays FUNB an annual percentage of the Fund's average daily net assets as follows: 1.50% of the first $100 million; 1.45% of the next $100 million; 1.40% of the next $100 million; and 1.35% of amounts over $300 million. Keystone Investment Management Company ("Keystone"), 200 Berkeley Street, Boston, Massachusetts 02116, is the Subadviser to Emerging Markets and receives from FUNB a percentage of the Fund's average daily net assets as follows: 1.00% of the first $100 million; 0.95% of the next $100 million; 0.90% of the next $100 million; and 0.85% of amounts over $300 million.

GLOBAL LEADERS

         Evergreen Asset Management Corp. ("Evergreen Asset"), 2500 Westchester Avenue, Purchase, New York 10577, is the Adviser to Global Leaders, which pays Evergreen Asset an annual fee equal to 0.95% of the Fund's average daily net assets. Lieber & Company, a First Union subsidiary, is the Subadviser to Global Leaders. Lieber & Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing subadvisory services to the Fund.

GLOBAL OPPORTUNITIES

         Keystone is the Adviser to Global Opportunities, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 1.00% of the first $200 million; 0.95% of the next $200 million; 0.85% of the next $200 million; plus 0.75% of amounts over $600 million.

INTERNATIONAL EQUITY

         FUNB is the Adviser to International Equity, which pays FUNB an annual percentage of the Fund's average daily net assets, as follows: 0.82% of the first $20 million; 0.79% of the next $30 million; 0.76% of the next $50 million and 0.73% of amounts over $100 million. Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York, is the Subadviser to International Equity and receives from FUNB a fee equal to 0.55% of the Fund's average daily net assets.

LATIN AMERICA

         Keystone is the Adviser to Latin America, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 0.75% of the first $200 million; 0.65% of the next $200 million; 0.55% of the next $200 million; plus 0.45% of amounts over $600 million.

NATURAL RESOURCES

         Keystone is the Adviser to Natural Resources, which pays Keystone an annual fee equal to 1.00% of the Fund's average daily net assets. EquitiLink International Management Limited ("EquitiLink"), Union House, Union Street, St. Helier, Jersey, Channel Islands, is the Subadviser to Natural Resources. EquitiLink receives from Keystone a monthly fee equal to (1) 20% of Keystone's net fee for such month for services rendered in a nondiscretionary capacity, plus (2) 10% of Keystone's net fee for such month on that portion of the Fund's assets for which EquitiLink provided services in a discretionary capacity.

PRECIOUS METALS

         Keystone is the Adviser to Precious Metals, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 0.75% of the first $100 million; 0.625% of the next $100 million, plus 0.50% of amounts over $200 million. Harbor Capital Management Company, Inc., 125 High Street, Boston, Massachusetts 02110, is the Consultant to Precious Metals and receives from Keystone an annual fee equal to 0.10% of the Fund's average daily net assets.

INTERNATIONAL GROWTH

         Keystone is the Adviser to International Growth, which pays Keystone an annual percentage of the aggregate net asset value of the Fund's shares, as follows: 0.75% of the first $200 million; 0.65% of the next $200 million; 0.55% of the next $200 million; plus 0.45% of amounts over $600 million, computed as of the close of business each business day and payable monthly.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each if its Funds, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreements") . Under the Advisory Agreements, and subject to the supervision of the Trust's
Board of Trustees, the Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates;
(10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

TRANSACTIONS AMONG ADVISORY AFFILIATES

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.


DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for each Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         The Adviser may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of a Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Emerging Markets, International Equity and Global Leaders, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds advised by First Union subsidiaries, as follows: 0.050% of the first $7 billion; 0.035% of the next $3 billion; 0.030% of the next $5 billion; 0.020% of the next $10 billion; 0.015% of the next $5 billion and 0.010% of amounts over $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is Box 2121, Boston, Massachusetts 02106-2121.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the annual financial statements of Global Opportunities, Latin America, Natural Resources, Precious Metals and International Growth.

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, 10036, audits the annual financial statements of Emerging Markets, Global Leaders and International Equity.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each

Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                   BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, each Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each Adviser seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an Adviser do not replace, but supplement, the services an Adviser is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Adviser to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Adviser may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Global Leaders effected on those exchanges.

SIMULTANEOUS TRANSACTIONS

         Each Adviser makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Adviser strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "Evergreen International Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                     PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.


CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge equal to 4.75% of the offering price. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge", below).

CLASS B SHARES

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIMING                                             CDSC RATE

         Month of purchase and the first twelve-month period
           following the month of purchase................................5.00%
         Second twelve-month period following the month of purchase.......4.00%
         Third twelve-month period following the month of purchase........3.00%
         Fourth twelve-month period following the month of purchase.......3.00%
         Fifth twelve-month period following the month of purchase........2.00%
         Sixth twelve-month period following the month of purchase........1.00%
         Thereafter.......................................................0.00%


         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee.

(Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.


Class Y Shares (Not offered by Natural Resources and Precious Metals)

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. financial hardship withdrawals made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each class of shares of a Fund is calculated by dividing the value of a Fund's net assets attributable to that class by the number of all shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the valuation, provided that a sale has occurred.

         (2) Securities traded on an established exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in a Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                               PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

         Each Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax adviser to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                            FINANCIAL INFORMATION

EXPENSES

         The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."


1997 FUND EXPENSES

                                                                                                  Total              Underwriting
                                             Class A         Class B             Class C          Underwriting       Commissions
FUND                      Advisory Fees      12b-1 Fees      12b-1 Fees          12b-1 Fees       Commissions        Retained
========================= =================  =============== =================== ================ ================== =============
Emerging Markets (1)           $703,822(a)      $5,656           $36,635            $7,616           $72,733            $16,463
Global Leaders (1)           $1,398,605        $67,888          $897,836           $16,245        $3,877,434           $188,288
Global Opportunities (2A)      $325,228        $23,188          $199,880           $40,961          $206,755            $17,298
Global Opportunities (2B)    $5,048,808       $371,892        $2,946,506          $814,386          $774,233            $23,841
International Equity (1)     $1,543,621(b)     $21,095          $191,870            $2,983          $298,649             $8,273
Latin America (1)              $869,691        $33,104          $899,853          $116,589          $324,470            $29,070
Natural Resources (3A)         $157,633         $5,959          $102,986           $28,486           $28,662             $2,778


1997 FUND EXPENSES
                                                                                                   Total              Underwriting
                                              Class A         Class B             Class C          Underwriting       Commissions
FUND                       Advisory Fees      12b-1 Fees      12b-1 Fees          12b-1 Fees       Commissions        Retained
========================= ================ =============== =================== ================ ================== ===============
Emerging Markets (1)           $703,822(a)     $5,656           $36,635            $7,616           $72,733           $16,463
Global Leaders (1)           $1,398,605       $67,888          $897,836           $16,245        $3,877,434          $188,288
Global Opportunities (2A)      $325,228       $23,188          $199,880           $40,961          $206,755           $17,298
Global Opportunities (2B)    $5,048,808      $371,892        $2,946,506          $814,386          $774,233           $23,841
International Equity (1)     $1,543,621(b)    $21,095          $191,870            $2,983          $298,649            $8,273
Latin America (1)              $869,691       $33,104          $899,853          $116,589          $324,470           $29,070
Natural Resources (3A)         $157,633       $5,959           $102,986           $28,486           $28,662            $2,778
Natural Resources (3B)        $243, 022       $11,027          $162,397           $32,622          $236,487          $124,799
Precious Metals (4A)           $678,437          N/A           $950,284*             N/A           $666,842             -0-
Precious Metals (4B)         $1,322,411          N/A         $1,923,248*             N/A         $2,088,781        $1,058,137
International Growth (1)     $1,194,384          N/A         $1,597,729*             N/A           $645,122             -0-
========================= ================ =============== =================== ================ ================== ===============

(1) Year ended  10/31/97
(2A) One month ended  10/31/97
(2B) Year ended 9/30/97
(3A) Seven months ended 10/31/97
(3B) Year ended 3/31/97
(4A) Eight months ended 10/31/97
(4B) Year ended 2/28/97
(a)      Of that amount, $240,240 waived by Adviser.
(b)      Of that amount, $232,680 waived by Adviser.
*        Not multiple class during this period; amount reflects all 12b-1 fees.


1996 FUND EXPENSES
                                                                                                 Total              Underwriting
                                                  Class A          Class B        Class C        Underwriting       Commissions
FUND                             Advisory Fees    12b-1 Fees       12b-1 Fees     12b-1 Fees     Commissions        Retained
===============================  ================ ===============  =============  ============== ================== ===============
Emerging Markets (1)                 $342,379 (a)     $3,883            $19,319          $493          $12,924            $1,307
Global Leaders (2)                   $199,941 (b)     $7,416            $64,024          $837         $221,285           $23,449
Global Opportunities (3)           $5,668,408       $454,608         $3,210,981    $1,087,829       $6,424,039             -0-
International Equity (1)             $891,137 (c)    $14,674            $86,432        $1,589          $40,927            $6,190
Latin America (1)                    $831,618        $29,525           $886,788       $94,357       $1,172,200        $1,020,432
Natural Resources (4)                $217,332        $11,886           $152,380       $17,285         $246,847           $93,134
Precious Metals (5)                $1,354,605           N/A          $1,979,775*         N/A        $1,979,775          $755,218
International Growth (1)           $1,076,770           N/A          $1,442,473*         N/A        $1,382,238          $442,507
===============================  ================ ===============  =============  ============== ================== ==============

(1)      Year end 10/31/96
(2)      Four months ended 10/31/96
(3)      Year ended 9/30/96
(4)      Year ended 3/31/96

(5)      Year ended 2/29/96
(a)      Of that amount, $326,122 waived by Adviser.
(b)      Of that amount, $138,323 waived by Adviser.
(c)      Of that amount, $479,316 waived by Adviser.
*        Not multiple class during this period; amount reflects all 12 b-1 fees.





1995 FUND EXPENSES
                                               Total              Underwriting
                                               Underwriting       Commissions
FUND                        Advisory Fees      Commissions        Retained
==========================  ================== ================== ==============
Emerging Markets (1)            $130,542 (a)        $8,029               $949
Global Leaders                       N/A              N/A                  N/A
Global Opportunities (2)      $3,009,974        $3,227,507              -0-
International Equity (1)        $299,412 (b)       $36,393              $4,428
Latin America (1)             $1,099,920        $1,719,539          $1,451,551
Natural Resources (3)           $217,332          $353,409            $612,702
Precious Metals (4)           $1,396,523        $2,179,660           $255,046
International Growth (5)        $985,652        $1,486,838           $807,110
==========================  ================== ================== ==============


(1) Ten months ended  10/31/95
(2) Year ended 9/30/95
(3) Year ended 3/31/95
(4) Year ended 2/28/95
(5) Year ended 10/31/95
  (a) Entire amount waived by Adviser.
  (b) Of that amount, $212,295 waived by Adviser.


BROKERAGE COMMISSIONS PAID

         The table below shows (1) total amounts paid by each Fund in brokerage commissions and (2) brokerage commissions paid by each Fund to Lieber & Company, an affiliate of FUNB, during each of the fiscal periods specified.

                 1997                               1996                                      1995
Fund
================ ---------------------------------  ----------------------------------------- --------------------------------------
                 Total           Paid to Lieber     Total                 Paid to Lieber      Total                Paid to Lieber
                 ==============  =================  ====================  =================== ==================== =================
Emerging               (a)            -0- (a)          $242,847 (a)               -0-   (a)      $60,543 (a)             -0-    (a)
  Markets



                                                  35




Global                 (a)        $119,963(a)           $203,040 (e)          $54,074  (e)               N/A                  N/A
  Leaders
Global                 (b)                (b)                                     -0-  (b)       $454,203  (b)
  Opportunities        (c)                (c)         $1,809,181 (b)                                                      -0-   (b)
International          (a)          -0-   (a)           $560,019 (a)              -0-  (a)        $71,508  (a)            -0-   (a)
  Equity
Latin                  (a)          -0-   (a)                    (a)                   (a)                 (a)                  (a)
  America
Natural                (d)                (d)
   Resources    $62,307(e)                (e)            $52,549 (c)              -0-  (c)        $300,142 (c)            -0-   (c)
Precious               (f)                (f)           $438,893 (d)              -0-  (d)        $523,800 (d)
   Metals      $477,545(g)                (g)                                                                             -0-   (d)
International          (a)                (a)           $749,530 (a)              -0-  (a)        $707,000 (e)            -0-   (e)
  Growth
================ ==============  =================  ====================  =================== ==================== =================

1997 FOOTNOTES:
(a)      Year ended 10/31/97
(b)      One month ended 10/31/97
(c)      Year ended 9/30/97
(d)      Seven months ended 10/31/97
(e)      Year ended 3/31/97
(f)      Eight months ended 10/31/97
(g)      Year ended 2/28/97

1996 FOOTNOTES:
(a)      Year ended 10/31/96
(b)      One month ended 9/30/96
(c)      Year ended 3/31/96
(d)      Year ended 2/29/96
(e)      Four months ended 10/31/96


1995 FOOTNOTES:
(a)      Ten months ended 10/31/95
(b)      Year ended 9/30/95
(c)      Year ended 3/31/95
(d)      Year ended 2/28/95
(e)      Year ended 10/31/95


COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 subject to the schedule of sales charges set forth in the prospectus at a price based upon the NAV of each Fund's Class A shares as of October 31, 1997.

FUND*                       NET ASSET VALUE    PER SHARE          OFFERING PRICE
                                               SALES CHARGE       PER SHARE
======================
Emerging Markets                $9.99             $0.50               $10.49
Global Leaders                  $13.67            $0.68               $14.35
Global Opportunities            $23.53            $1.17               $24.70
International Equity            $11.07            $0.55               $11.62
Latin America                   $13.15            $0.66               $13.81
Natural Resources               $12.58            $0.63               $13.21

*Excludes Precious Metals and International Growth, which had not yet offered Class A shares.

PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of each period.

         The average annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 1997 are as follows:

                                                                TEN YEARS OR
                                                                    SINCE             INCEPTION
FUND/CLASS               ONE YEAR            FIVE YEARS           INCEPTION             DATE
EMERGING MARKETS
Class A                   12.48%                  -                -1.38%              9/6/94
Class B                   12.40%                  -                -1.43%              9/6/94
Class C                   16.54%                  -                -0.48%              9/6/94
Class Y                   18.40%                  -                 0.38%              9/6/94
GLOBAL LEADERS
Class A                    9.43%                  -                10.69%              6/3/96
Class B                    9.01%                  -                10.98%              6/3/96
Class C                   13.02%                  -                13.62%              6/3/96
Class Y                   15.22%                  -                17.35%              11/1/95


23569
                                              37




                                                                TEN YEARS OR
                                                                    SINCE             INCEPTION
FUND/CLASS               ONE YEAR            FIVE YEARS           INCEPTION             DATE
GLOBAL OPPORTUNITIES
Class A                   -0.70%               14.83%              11.60%              3/16/88
Class B                   -1.47%                  -                11.86%              2/1/93
Class C                    2.44%                  -                12.17%              2/1/93
Class Y                      -                    -                3.69%**             1/13/97
INTERNATIONAL EQUITY
Class A                    2.51%                  -                 2.48%              9/2/94
Class B                    1.79%                  -                 2.49%              9/2/94
Class C                    5.76%                  -                 3.40%              9/2/94
Class Y                    7.92%                  -                 4.33%              9/2/94
LATIN AMERICA
Class A                   13.52%                  -                 8.25%              11/1/93
Class B                   13.40%                  -                 8.41%              11/1/93
Class C                   17.38%                  -                 8.82%              11/1/93
NATURAL RESOURCES
Class A                    4.10%                  -                 6.12%              10/7/94
Class B                    3.55%                  -                 6.20%              10/7/94
Class C                    7.55%                  -                 7.07%              10/7/94
PRECIOUS METALS*          -33.51%               3.76%               0.22%          over ten years ago
INTERNATIONAL GROWTH*     12.69%               11.58%               6.48%          over ten years ago

* Not multiple class during this period.
** Cumulative since inception.

NON-STANDARDIZED PERFORMANCE

       In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

       From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones

23569
                                                        38

Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Financial Statements

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.



23569
                                                        39

                                   APPENDIX A

                          S&P AND MOODY'S BOND RATINGS


S&P BOND RATINGS


           An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

        S&P bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal

22987
                                                        A-1
for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in defauolt or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


22987
                                                        A-2

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch Investor Services, L.P.; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

         2)       high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

22987
                                                        A-3

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

C.      Fitch Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2:  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D: Default. Issues assigned this rating are in actual or imminent payment default.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


22987
                                                        A-4

                          EVERGREEN INTERNATIONAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

     EVERGREEN EMERGING MARKETS GROWTH FUND

     Class A Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 6, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class B Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 6, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class C Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from  September 6, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class Y Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 6, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     EVERGREEN INTERNATIONAL EQUITY FUND

     Class A Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 2, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class B Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 2, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class C Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 2, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class Y Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  ten-month period ended
                                                  October 31, 1995; and for the
                                                  period from September 2, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     EVERGREEN GLOBAL LEADERS FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  October 31, 1997; and for the
                                                  period from June 3, 1996
                                                  (Commencement of Operations)
                                                  to October 31, 1996

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  October 31, 1997; and for the
                                                  period from June 3, 1996
                                                  (Commencement of Operations)
                                                  to October 31, 1996

     Class C Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  October 31, 1997; and for the
                                                  period from June 3, 1996
                                                  (Commencement of Operations)
                                                  to October 31, 1996

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  October 31, 1997; and for the
                                                  period from June 3, 1996
                                                  (Commencement of Operations)
                                                  to October 31, 1996


     EVERGREEN GLOBAL OPPORTUNITIES FUND

     Class A Financial Highlights                 For the one-month period ended
                                                  October 31, 1997; for each of
                                                  the years in the nine-year
                                                  period ended September 30,
                                                  1997; and for the period from
                                                  March 16, 1988 (Commencement
                                                  of Operations) to September
                                                  30, 1988

     Class B Financial Highlights                 For the one-month period ended
                                                  October 31, 1997; for each of
                                                  the years in the four-year
                                                  period ended September 30,
                                                  1997; and for the period from
                                                  February 1, 1993 (Commencement
                                                  of Operations) to September
                                                  30, 1993

      Class C Financial Highlights                For the one-month period ended
                                                  October 31, 1997; for each of
                                                  the years in the four-year
                                                  period ended September 30,
                                                  1997; and for the period from
                                                  February 1, 1993 (Commencement
                                                  of Operations) to September
                                                  30, 1993

     Class Y Financial Highlights                 For the one-month period ended
                                                  October 31, 1997; and for the
                                                  period from January 13, 1997
                                                  (Commencement of Operations)
                                                  to September 30, 1997

     EVERGREEN INTERNATIONAL GROWTH FUND

     Class A Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  one-month period ended
                                                  October 31, 1994; and for each
                                                  of the years in the seven-year
                                                  period ended September 30,
                                                  1994

     Class B Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  one-month period ended
                                                  October 31, 1994; and for each
                                                  of the years in the seven-year
                                                  period ended September 30,
                                                  1994

     Class C Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  one-month period ended
                                                  October 31, 1994; and for each
                                                  of the years in the seven-year
                                                  period ended September 30,
                                                  1994

     Class Y Financial Highlights                 For each of the years in the
                                                  three-year period ended
                                                  October 31, 1997; for the
                                                  one-month period ended
                                                  October 31, 1994; and for each
                                                  of the years in the seven-year
                                                  period ended September 30,
                                                  1994

     EVERGREEN PRECIOUS METALS FUND

     Class A Financial Highlights                 For the eight-month period
                                                  ended October 31, 1997; and
                                                  for each of the years in the
                                                  ten-year period ended
                                                  February 28, 1997

     Class B Financial Highlights                 For the eight-month period
                                                  ended October 31, 1997; and
                                                  for each of the years in the
                                                  ten-year period ended
                                                  February 28, 1997

     Class C Financial Highlights                 For the eight-month period
                                                  ended October 31, 1997; and
                                                  for each of the years in the
                                                  ten-year period ended
                                                  February 28, 1997

     Class Y Financial Highlights                 For the eight-month period
                                                  ended October 31, 1997; and
                                                  for each of the years in the
                                                  ten-year period ended
                                                  February 28, 1997

     EVERGREEN LATIN AMERICA FUND

     Class A Financial Highlights                 For each of the years in the
                                                  four-year period ended
                                                  October 31, 1997

     Class B Financial Highlights                 For each of the years in the
                                                  four-year period ended
                                                  October 31, 1997

     Class C Financial Highlights                 For each of the years in the
                                                  four-year period ended
                                                  October 31, 1997

     EVERGREEN NATURAL RESOURCES FUND

     Class A Financial Highlights                 For the seven-month period
                                                  ended October 31, 1997; for
                                                  each of the years in the
                                                  two-year period ended
                                                  March 31, 1997; and for the
                                                  period from October 7, 1994
                                                  (Commencement of Operations)
                                                  to March 31, 1995

     Class B Financial Highlights                 For the seven-month period
                                                  ended October 31, 1997; for
                                                  each of the years in the
                                                  two-year period ended
                                                  March 31, 1997; and for the
                                                  period from October 7, 1994
                                                  (Commencement of Operations)
                                                  to March 31, 1995

     Class C Financial Highlights                 For the seven-month period
                                                  ended October 31, 1997; for
                                                  each of the years in the
                                                  two-year period ended
                                                  March 31, 1997; and for the
                                                  period from October 7, 1994
                                                  (Commencement of Operations)
                                                  to March 31, 1995


     The financial statements listed below are included in Part B of this Amendment to the Registration Statement:

     Schedule of Investments                      October 31, 1997

     Statement of Assets and Liabilities          October 31, 1997

     Statement of Operations                      Year ended October 31, 1997

        For Evergreen Global Opportunities Fund   For the one-month period
                                                  ended October 31, 1997 and
                                                  the year ended September 30,
                                                  1997
        For Evergreen Precious Metals Fund        For the eight-month period
                                                  ended October 31, 1997 and
                                                  the year ended February 28,
                                                  1997
        For Evergreen Natural Resources Fund      For the seven-month period
                                                  ended October 31, 1997 and
                                                  the year ended March 31, 1997

     Statements of Changes in Net Assets          For each of the years in the
                                                  two-year period ended October
                                                  31, 1997
        For Evergreen Global Opportunities Fund   For the one-month period
                                                  ended October 31, 1997 and
                                                  the two years ended September
                                                  30, 1997
        For Evergreen Precious Metals Fund        For the eight-month period
                                                  ended October 31, 1997 and
                                                  the two years ended February
                                                  28, 1997
        For Evergreen Natural Resources Fund      For the seven-month period
                                                  ended October 31, 1997 and
                                                  the two years ended March 31,
                                                  1997

     Notes to Financial Statements                October 31, 1997

     Independent Auditors' Report                 November 26, 1997
       (for Evergreen Global Opportunities
       Fund, Evergreen International Growth
       Fund, Evergreen Latin America Fund,
       Evergreen Natural Resources Fund and
       Evergreen Precious Metals Fund)

     Report of Independent Accountants            December 15, 1997
       (for Evergreen Emerging Markets
       Growth Fund, Evergreen Global Leaders
       Fund and Evergreen International
       Equity Fund)


Item 24(b).    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number     Description                                           Location
-------    -----------                                           -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Registration Statement
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Registration Statement
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Registration Statement
          Distributor, Inc.                                      Filed on December 12, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Registration Statement
          Services, Inc. (B-1)                                   Filed on December 12, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (B-2)                                             Filed on December 12, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc. (Evergreen/KCF)                                   Filed on December 12, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Registration Statement
          Inc.                                                   Filed on December 12, 1997

6(f)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

8         Form of Custodian Agreement between the Registrant     Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(a)      Form of Administration Agreement between Evergreen     Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Registration Statement
                                                                 Filed on December 12, 1997

9(b)      Form of Transfer Agent Agreement between the           Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Registration Statement
                                                                 Filed on December 12, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incorporated by reference to
          (KAF B-1)                                              Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incorporated by reference to
          (KAF B-2)                                              Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incorporated by reference to
          (KCF/Evergreen)                                        Registrant's Registration Statement
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class C            Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997
16        Performance Calculations

17        Financial Data Schedules

18        Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

19        Powers of Attorney                                     Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of January 30, 1998)

               Evergreen Emerging Markets Growth Fund
                    Class A        494
                    Class B        612
                    Class C        107
                    Class Y         90

               Evergreen Global Leaders Fund
                    Class A      7,304
                    Class B     22,312
                    Class C        265
                    Class Y        371

               Evergreen Global Opportunities Fund
                    Class A      5,164
                    Class B     15,774
                    Class C      2,461
                    Class Y          3

               Evergreen International Equity Fund
                    Class A      1,876
                    Class B      3,621
                    Class C         60
                    Class Y         87

               Evergreen Latin America Fund
                    Class A      1,267
                    Class B      4,574
                    Class C        546

               Evergreen Natural Resources Fund
                    Class A        263
                    Class B        778
                    Class C        180

               Evergreen Precious Metals Fund
                    Class A     12,311
                    Class B      3,862
                    Class C          0

               Evergreen International Growth Fund
                    Class A     10,572
                    Class B      3,808
                    Class C         --
                    Class Y         --



Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust a copy of which is currently on file.

     Provisions for the indemnification of the Registrant's Investment Advisor are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 27th day of February, 1998.

                                         EVERGREEN INTERNATIONAL TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933, this
Registration Statement has been signed below by the following persons in the capacities indicated on the 27h day of February 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Dorothy E. Bourassa
-------------------------------
Dorothy E. Bourassa
Attorney-in-Fact


     *Dorothy E. Bourassa, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit Number           Exhibit
--------------           -------
11(a)                    Consent of Price Waterhouse LLP
11(b)                    Consent of KPMG Peat Marwick LLP
16                       Performance Calculations
17                       Financial Data Schedules